UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	1/31/2015

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.3%
ASSET-BACKED SECURITIES — 22.6%
Collateralized Debt Obligations — 0.2%
Atrium VII CDO Corp. (Cayman Islands), Series 7AR, Class BR, 144A	1.982	%(a)	11/16/22	2,500	$2,464,681
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	0.587	%(a)	10/19/20	2,500	2,466,955

					4,931,636

Collateralized Loan Obligations — 11.6%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.703	%(a)	07/15/26	20,250	20,093,348
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.437	%(a)	04/20/25	6,050	5,950,211
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	700	676,657
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	2.257	%(a)	07/20/26	5,000	4,842,877
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	1,000	1,006,852
ALM Loan Funding CLO (Cayman Islands), Series 2014-11A, Class A2A, 144A	2.234	%(a)	10/17/26	750	732,796
ALM Loan Funding CLO (Cayman Islands), Series 2014-14A, Class A2, 144A	2.356	%(a)	07/28/26	500	490,173
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.444	%(a)	07/13/25	8,600	8,454,657
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, 144A	1.853	%(a)	10/15/26	24,750	24,727,027
Atlas Senior Loan Fund CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796	%(a)	10/15/26	250	249,046
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.357	%(a)	04/20/25	320	313,791
Babson CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A2, 144A	2.007	%(a)	01/18/25	8,300	7,911,613
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	1.412	%(a)	05/20/25	9,800	9,634,157
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.657	%(a)	10/22/25	5,450	5,395,444
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.800	%(a)	10/17/26	12,500	12,487,347
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.453	%(a)	07/15/24	11,200	11,012,053
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A2B, 144A	3.339%		07/15/24	10,000	9,654,810
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.733	%(a)	01/15/26	6,300	6,253,806
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.172	%(a)	08/01/21	6,430	6,398,085
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.403	%(a)	04/17/25	10,300	10,119,958
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.003	%(a)	04/17/25	5,250	5,024,840
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.020%		04/17/25	6,200	5,894,879
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2012-4A, Class B1, 144A	2.507	%(a)	01/20/25	3,500	3,453,488
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2013-1A, Class A1, 144A	1.533	%(a)	02/14/25	9,700	9,582,909

Cavalry CLO II (Cayman Islands), Series 2013-2A, Class A, 144A	1.603	%(a)	01/17/24		4,200	4,155,099
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.685	%(a)	07/15/26		7,600	7,539,933
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.711	%(a)	03/15/20		500	497,703
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704	%(a)	10/15/26		23,800	23,631,001
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%		01/25/27		11,000	10,885,081
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.393	%(a)	04/15/24		4,100	4,027,912
ING Investment Management CLO Ltd., Series 2013-2A, Class A2B, 144A	3.070%		04/25/25		2,000	1,903,536
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.302	%(a)	01/31/22	EUR	226	253,884
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.757	%(a)	04/18/26		2,000	1,990,144
Magnetite VI CLO Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.741	%(a)	09/15/23		12,900	12,883,631
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.676	%(a)	07/25/26		16,500	16,348,715
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.685	%(a)	01/18/27		5,750	5,701,770
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.702	%(a)	05/18/23		250	249,381
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.483	%(a)	02/22/20		39	39,247
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.533	%(a)	08/13/25		9,900	9,767,236
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.713	%(a)	11/22/23		500	499,660
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		2,800	2,718,267
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.303	%(a)	04/15/25		10,400	10,185,450
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.714	%(a)	10/15/26		2,750	2,727,487
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.931	%(a)	10/20/23		550	552,153
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.707	%(a)	01/18/26		4,750	4,709,021
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.373	%(a)	07/15/25		12,500	12,252,551
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.676	%(a)	07/25/26		23,000	22,622,315

						326,502,001

Non-Residential Mortgage-Backed Securities — 0.6%
Chase Issuance Trust, Series 2007-C1, Class C1	0.627	%(a)	04/15/19		1,000	995,025
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.638	%(a)	03/24/17		4,800	4,799,674
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A1, 144A	0.661	%(a)	03/23/21		804	803,902
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A2, 144A	0.881	%(a)	03/23/21		4,000	3,858,596
GEMC Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.150	%(a)	06/23/17		936	934,736
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.407	%(a)	07/22/25		4,200	4,121,452

Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	311	311,532
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.882	%(a)	08/17/22	250	250,687
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	491	488,297

					16,563,901

Residential Mortgage-Backed Securities — 10.2%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	1.368	%(a)	10/25/34	4,875	4,866,240
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5	1.248	%(a)	10/25/34	2,489	2,453,798
Accredited Mortgage Loan Trust, Series 2005-3, Class M1	0.620	%(a)	09/25/35	2,000	1,957,096
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.068	%(a)	09/25/33	675	632,929
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A1	0.888	%(a)	10/25/34	2,728	2,680,904
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.520	%(a)	02/25/33	2,467	2,331,739
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1	0.930	%(a)	12/25/33	5,309	5,163,233
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C	0.498	%(a)	01/25/36	564	553,040
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.168	%(a)	11/25/32	1,041	1,006,946
Argent Securities, Inc., Series 2003-W5, Class M1	1.220	%(a)	10/25/33	78	75,681
Argent Securities, Inc., Series 2003-W7, Class A2	0.950	%(a)	03/25/34	1,535	1,475,777
Argent Securities, Inc., Series 2003-W7, Class M1	1.205	%(a)	03/25/34	1,858	1,817,353
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	1.220	%(a)	12/25/33	1,176	1,137,740
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	1.205	%(a)	01/25/34	1,488	1,431,385
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	4.123%		05/25/34	320	324,394
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5	0.968	%(a)	05/25/34	587	546,113
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	0.868	%(a)	06/25/34	1,687	1,571,749
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.860	%(a)	04/25/34	4,363	4,296,089
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	0.848	%(a)	11/25/33	1,758	1,660,445
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B	1.128	%(a)	11/25/33	3,546	3,369,628
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.888	%(a)	09/25/34	1,623	1,603,474
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1, Class M1	0.918	%(a)	03/25/35	7,134	6,862,261
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.188	%(a)	06/25/34	1,100	990,939
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	1.745	%(a)	12/25/34	6,280	6,196,382
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1	0.828	%(a)	10/25/32	2,254	2,137,587
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class A2	0.758	%(a)	06/25/43	201	191,137
Bear Stearns Asset-Backed Securities Trust, Series 2003-HE1, Class M1	1.265	%(a)	01/25/34	2,418	2,337,404

Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.025	%(a)	07/25/34	5,039	4,799,519
Chase Funding Trust, Series 2002-3, Class 2A1	0.808	%(a)	08/25/32	233	212,487
Chase Funding Trust, Series 2003-4, Class 1A5	5.416%		05/25/33	1,272	1,315,310
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	0.798	%(a)	02/25/35	317	304,612
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	5.010	%(a)	11/25/34	413	425,474
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.218	%(a)	07/25/33	436	411,417
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.918	%(a)	03/25/34	319	304,087
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	0.588	%(a)	08/25/34	8,662	7,917,910
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	0.708	%(a)	12/25/34	2,463	2,326,354
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.218	%(a)	11/25/34	1,327	1,241,454
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379%		12/25/32	234	227,745
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.190	%(a)	11/25/33	223	211,701
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	4.520%		10/25/32	1,974	1,966,398
Encore Credit Receivables Trust, Series 2005-2, Class M2	0.858	%(a)	11/25/35	3,075	2,999,423
EquiFirst Mortgage Loan Trust, Series 2005-1, Class M2	0.618	%(a)	04/25/35	1,531	1,460,935
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	1.218	%(a)	09/25/33	268	252,244
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.993	%(a)	08/25/34	8,574	7,899,436
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2	0.928	%(a)	08/25/34	2,002	1,832,712
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.888	%(a)	04/25/35	6,500	6,266,689
First NLC Trust, Series 2005-2, Class M1	0.648	%(a)	09/25/35	1,375	1,303,726
Fremont Home Loan Trust, Series 2004-4, Class M1	0.963	%(a)	03/25/35	2,512	2,341,501
GSAMP Trust, Series 2003-HE2, Class A1A, 144A	0.768	%(a)	08/25/33	1,257	1,158,846
GSAMP Trust, Series 2004-AR1, Class A2B	1.368	%(a)	06/25/34	1,422	1,387,420
GSAMP Trust, Series 2004-FM1, Class M1	1.143	%(a)	11/25/33	433	419,669
GSAMP Trust, Series 2004-FM2, Class M1	0.918	%(a)	01/25/34	2,625	2,508,489
GSAMP Trust, Series 2004-NC2, Class A1B	1.068	%(a)	10/25/34	1,787	1,660,238
Home Equity Asset Trust, Series 2003-6, Class M1	1.218	%(a)	02/25/34	1,706	1,614,685
Home Equity Asset Trust, Series 2004-3, Class M1	1.023	%(a)	08/25/34	1,940	1,844,402
Home Equity Asset Trust, Series 2004-7, Class A2	1.008	%(a)	01/25/35	1,050	996,851
HSBC Home Equity Loan Trust, Series 2006-1, Class A1	0.328	%(a)	01/20/36	223	221,980
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.448	%(a)	01/20/36	838	833,143
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	1.668	%(a)	11/20/36	1,020	1,016,964
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1	0.598	%(a)	12/25/35	916	850,665
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	0.788	%(a)	08/25/33	1,464	1,358,923
Long Beach Mortgage Loan Trust, Series 2004-2, Class A1	0.610	%(a)	06/25/34	985	916,227
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.271	%(a)	09/01/21	12,112	12,128,751
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.171	%(a)	12/01/21	10,478	10,320,197
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.167	%(a)	01/01/20	15,000	14,624,956

LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.168	%(a)	01/01/20	14,000	13,798,750
Mastr Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	2.943	%(a)	12/25/32	3,330	3,286,302
Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M2	2.645	%(a)	08/25/33	1,671	1,636,626
Mastr Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.888	%(a)	12/25/34	8,247	7,500,775
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.188	%(a)	10/25/33	6,051	5,645,688
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.368	%(a)	06/25/33	1,069	1,041,333
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.218	%(a)	09/25/33	965	914,088
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.188	%(a)	10/25/33	1,342	1,264,605
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.023	%(a)	03/25/34	944	893,289
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.068	%(a)	05/25/34	3,541	3,342,333
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.113	%(a)	06/25/34	1,372	1,286,836
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC3, Class M1	0.963	%(a)	03/25/34	3,388	3,217,083
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.068	%(a)	05/25/34	423	385,387
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.068	%(a)	07/25/34	2,653	2,503,646
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.038	%(a)	11/25/34	1,941	1,742,429
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.098	%(a)	06/25/34	216	202,344
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	0.498	%(a)	12/25/35	356	335,592
New Century Home Equity Loan Trust, Series 2005-3, Class M2	0.658	%(a)	07/25/35	1,500	1,431,074
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-3, Class A1	0.748	%(a)	06/25/33	2,260	2,125,297
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2	0.808	%(a)	07/25/33	965	895,258
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.068	%(a)	01/25/34	2,318	2,156,304
Option One Mortgage Loan Trust, Series 2005-1, Class A4	0.968	%(a)	02/25/35	725	710,277
Option One Mortgage Loan Trust, Series 2005-3, Class M1	0.638	%(a)	08/25/35	2,000	1,916,476
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3	0.728	%(a)	01/25/36	1,500	1,404,392
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW1, Class M1	0.618	%(a)	09/25/35	2,500	2,481,342
RAMP Trust, Series 2005-EFC2, Class M3	0.658	%(a)	07/25/35	3,509	3,393,115
RAMP Trust, Series 2005-EFC3, Class M3	0.658	%(a)	08/25/35	1,722	1,646,652
RASC Trust, Series 2005-KS3, Class M4	0.873	%(a)	04/25/35	2,000	1,928,042
RASC Trust, Series 2005-KS8, Class M1	0.578	%(a)	08/25/35	123	122,083
RASC Trust, Series 2005-KS11, Class M1	0.568	%(a)	12/25/35	800	724,890
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.630	%(a)	11/25/35	1,528	1,498,917
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.948	%(a)	02/25/34	1,928	1,792,267

Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.933	%(a)	02/25/34	6,241	5,860,236
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.068	%(a)	11/25/34	2,472	2,290,572
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	0.993	%(a)	05/25/35	3,852	3,648,704
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.098	%(a)	07/25/35	2,289	2,165,968
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C	1.148	%(a)	10/25/35	1,534	1,480,726
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.168	%(a)	10/25/33	2,559	2,422,142
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.968	%(a)	02/25/34	4,248	4,076,494
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.168	%(a)	09/25/34	2,123	2,096,104
Structured Asset Investment Loan Trust, Series 2004-9, Class A7	1.168	%(a)	10/25/34	5,849	5,784,912
Structured Asset Investment Loan Trust, Series 2005-3, Class M2	0.828	%(a)	04/25/35	2,000	1,850,686
Structured Asset Investment Loan Trust, Series 2005-4, Class M2	0.828	%(a)	05/25/35	3,814	3,694,524
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	0.568	%(a)	11/25/35	250	241,709
Vericrest Opportunity Loan Transferee, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57	5,978	5,970,845
Vericrest Opportunity Loan Transferee, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57	7,000	7,056,000
Vericrest Opportunity Loan Transferee, Series 2015-NPL2, Class A1, 144A	3.500%		02/25/55	5,000	5,034,560

					286,452,677

TOTAL ASSET-BACKED SECURITIES (cost $634,747,050)					634,450,215

BANK LOANS(a) — 5.1%
Aerospace & Defense
Wesco Aircraft Hardware Corp.	2.670%		12/07/17	871	868,131

Airlines — 0.1%
United Airlines	3.500%		04/01/19	1,302	1,286,624

Automotive — 0.1%
Allison Transmision, Inc.	2.920%		08/07/17	216	214,550
Chrysler Group LLC	3.250%		12/31/18	2,480	2,462,896
Chrysler Group LLC	3.500%		05/24/17	81	80,091

					2,757,537

Brokerage — 0.1%
LPL Holdings, Inc.	3.250%		03/29/19	1,477	1,453,435

Cable — 0.1%
CSC Holdings LLC	2.755%		04/17/20	2,320	2,265,821
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/08/20	1,500	1,476,562

					3,742,383

Capital Goods — 0.4%
ADS Waste Holdings, Inc.	3.750%		10/09/19	1,465	1,422,253
Allflex Holdings III, Inc.	4.250%		07/17/20	988	975,156

OGF SA, Private Placement	4.007%	10/30/20	EUR	2,885	3,271,399
RAC PLC	5.314%	12/17/21	GBP	2,275	3,418,480
RBS Global, Inc./Rexnord LLC	4.000%	08/21/20		3,456	3,388,207

					12,475,495

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%	02/03/20		1,902	1,860,160
CeramTec GmbH (Germany)	4.750%	08/30/20	EUR	1,700	1,929,635
Macdermid, Inc.	4.000%	06/07/20		985	981,306
OXEA Finance & Cy SCA (Luxembourg)	4.500%	01/15/20	EUR	1,316	1,413,082

					6,184,183

Consumer — 0.1%
Seaworld Parks & Entertainment, Inc.	3.000%	05/14/20		2,285	2,170,444
Spectrum Brands, Inc.	3.000%	09/04/17		1,868	1,856,675

					4,027,119

Electric — 0.1%
Calpine Construction Finance Co. LP	3.000%	05/04/20		517	499,931
Calpine Corp.	4.000%	10/09/19		489	482,466
NRG Energy, Inc.	2.750%	06/29/18		1,712	1,688,161

					2,670,558

Energy - Other — 0.1%
Seadrill Operating LP	4.000%	02/19/21		3,374	2,667,914

Food & Beverage — 0.8%
Albertsons Holdings LLC	4.000%	08/23/19		13,800	13,713,750
B.C. Unlimited Liability Co.	4.500%	10/27/21		2,550	2,551,196
Darling International, Inc.	3.250%	01/06/21		1,489	1,481,306
H.J. Heinz Co.	3.250%	06/07/19		1,444	1,440,276
H.J. Heinz Co.	3.500%	06/05/20		1,323	1,320,384
Pinnacle Foods Finance LLC	3.000%	04/29/20		1,656	1,613,633
US Foods, Inc.	4.500%	03/29/19		1,487	1,482,181

					23,602,726

Gaming — 0.1%
Boyd Gaming Corp.	4.000%	08/14/20		794	780,311
CCM Merger, Inc.	4.500%	08/06/21		366	364,577
MGM Resorts International	2.997%	12/20/17		1,470	1,457,138

					2,602,026

Healthcare & Pharmaceutical — 1.3%
Alere, Inc.	3.171%	06/30/16		34	33,426
Biomet, Inc.	3.755%	07/25/17		7,050	7,036,781
Capsugel Holdings US, Inc.	3.500%	08/01/18		2,333	2,305,235
Catalent Pharma Solutions, Inc.	4.250%	05/20/21		569	566,864
Community Health Systems, Inc.	2.755%	01/25/19		4,750	4,595,625
Community Health Systems, Inc.	3.486%	01/25/17		2,075	2,062,604
Community Health Systems, Inc.	4.250%	01/27/21		360	359,614
DaVita Healthcare Partners, Inc.	3.500%	06/24/21		3,930	3,908,142
Grifols SA	3.255%	02/26/21		6,709	6,624,693
Hologic, Inc.	2.171%	08/01/17		213	211,172
Mallinckrodt International Finance	3.500%	03/19/21		3,042	2,997,284

Ortho Clinical Diagnostics	4.750%		06/30/21		2,239	2,145,002
Quintiles Transnational Corp.	3.750%		06/08/18		967	954,382
RPI Financial Trust	3.250%		05/09/18		381	381,116
Valeant Pharmaceuticals International, Inc.	3.500%		08/05/20		2,000	1,985,278

						36,167,218

Leisure — 0.1%
Activision Blizzard, Inc.	3.250%		10/12/20		2,250	2,245,500

Lodging — 0.2%
Hilton Worldwide Finance LLC	3.500%		10/26/20		5,094	5,028,721

Media & Entertainment — 0.2%
CBS Outdoor Americas CAP Co.	3.000%		02/01/21		3,600	3,528,000
Entravision Communications Corp.	3.500%		05/29/20		908	876,872
Nielsen Finance LLC	3.167%		04/15/21		335	335,025

						4,739,897

Non-Captive Finance — 0.2%
RBS WorldPay, Inc. (United Kingdom)	4.500%		11/29/19		3,456	3,413,047
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/29/19	GBP	1,500	2,251,401

						5,664,448

Packaging
Berry Plastics Group, Inc.	3.750%		01/06/21		908	894,432

Technology — 0.8%
Avago Technologies Finance Pte Ltd. (Indonesia)	3.750%		05/06/21		5,970	5,955,075
BMC Software Finance, Inc.	5.000%		09/10/20		2,238	2,164,014
CDW Corp.	3.250%		04/29/20		1,228	1,199,304
First Data Corp.	3.755%		03/26/18		141	138,032
First Data Corp.	3.755%		09/24/18		225	220,430
Freescale Semiconductor, Inc.	4.250%		02/28/20		98	96,640
Interactive Data Corp.	4.750%		05/03/21		2,913	2,899,961
NXP BV (Netherlands)	3.250%		01/10/20		420	413,786
Syniverse Holdings, Inc.	4.000%		04/23/19		970	935,588
TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21		2,777	2,734,865
Vantiv LLC	2.255%		06/13/19		975	948,187
Vantiv LLC	3.750%		06/11/21		3,664	3,636,733

						21,342,615

Telecommunications — 0.1%
Level 3 Finance, Inc.	4.000%		01/15/20		1,000	990,000
SBA Senior Finance II, LLC	3.250%		03/24/21		2,736	2,686,655

						3,676,655

TOTAL BANK LOANS (cost $147,215,344)						144,097,617

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889	%(a)	07/10/44		652	685,864
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		36	36,316
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		2,988	3,129,293
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	5.451%		01/15/49		1,883	2,018,203

Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.577%(a)	04/10/49	2,009	2,148,380
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.601%(a)	04/10/49	200	202,972
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4	5.628%(a)	04/10/49	5,000	5,334,265
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%	02/10/51	2,080	2,256,234
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%	02/10/51	1	709
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AM	4.913%(a)	07/10/43	50	50,349
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736%	06/11/50	53	53,097
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%	12/11/49	19	18,813
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%	12/11/49	6,325	6,695,544
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.713%(a)	12/10/49	1,210	1,317,533
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.150%(a)	12/10/49	3,700	4,065,058
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%	04/10/46	2,700	2,750,935
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	6,230	6,668,405
Cobalt CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%	08/15/48	6,672	7,029,254
COMM Mortgage Trust, Series 2012-CR1, Class A3	3.391%	05/15/45	15	16,004
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	2.114%(a)	05/15/45	14,840	1,545,798
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%	12/10/45	1,000	1,000,591
COMM Mortgage Trust, Series 2013-CR10, Class A3	3.923%	08/10/46	3,500	3,858,344
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%	03/10/46	265	273,665
COMM Mortgage Trust, Series 2014-CR18, Class A3	3.528%	07/15/47	10,000	10,629,240
COMM Mortgage Trust, Series 2014-KYO, Class XCP, IO, 144A	0.969%(a)	06/11/27	71,488	599,637
COMM Mortgage Trust, Series 2014-UBS2, Class XB, IO, 144A	0.139%(a)	03/10/47	171,811	2,228,045
COMM Mortgage Trust, Series 2014-UBS3, Class A3	3.546%	06/10/47	8,600	9,201,278
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%	08/10/47	7,100	7,536,543
COMM Mortgage Trust, Series 2015-LC19, Class XB, 144A	10.299%(a)	02/10/48	123,049	3,034,631
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.046%(a)	12/10/49	1,271	1,391,255
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%(a)	04/10/37	6,446	6,507,258
Commercial Mortgage Trust, Series 2007-GG9, Class A2(d)	5.381%	03/10/39	115	115,006
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.468%(a)	02/15/39	1,014	1,052,764
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	5.806%(a)	06/15/38	820	861,894
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3	5.311%	12/15/39	2,562	2,696,581
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%	04/15/37	1,664	1,664,328
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%(a)	12/15/40	100	102,676
Federal National Mortgage Association, Series 2012-M8, Class X1, IO	2.189%(a)	12/25/19	48,192	3,095,386

FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.185%(a)	04/25/20	5,181	240,233
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.653%(a)	06/25/20	22,822	1,537,796
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1, IO	0.362%(a)	10/25/20	22,926	320,941
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.442%(a)	01/25/22	16,578	1,321,330
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.464%(a)	05/25/22	21,458	1,859,010
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.502%(a)	06/25/22	4,417	395,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.899%(a)	10/25/22	97,191	5,491,289
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.800%(a)	10/25/23	40,880	2,329,741
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.644%(a)	08/25/16	311	5,506
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.778%(a)	05/25/19	490	32,061
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.706%(a)	07/25/19	3,945	250,501
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.313%(a)	11/10/45	4,000	4,057,628
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%	12/10/49	46	46,414
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM	4.754%	05/10/43	425	425,294
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.500%(a)	02/10/46	103,126	3,978,704
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.337%(a)	04/10/47	28,307	1,006,427
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%	06/10/46	4,000	4,091,996
GS Mortgage Securities Trust, Series 2013-GC12, Class XB, IO	0.544%(a)	06/10/46	37,400	1,580,449
GS Mortgage Securities Trust, Series 2013-GC14, Class A4	3.955%	08/10/46	6,700	7,386,897
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%	07/15/45	4,413	4,648,862
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%	08/15/47	7,100	7,527,271
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.320%(a)	08/15/47	45,056	1,395,880
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%	12/15/47	1,000	1,022,942
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%	12/15/47	1,700	1,715,875
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951%(a)	01/12/37	158	158,276
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.243%(a)	01/12/43	15	15,456
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842%(a)	07/15/42	450	454,575
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%	07/15/42	1,746	1,756,385
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996%(a)	08/15/42	180	182,043
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.996%(a)	08/15/42	500	508,017

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%(a)	10/15/42	750	763,524
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM	5.434%(a)	12/12/44	1,000	1,036,878
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class ASB	5.490%(a)	04/15/43	17	17,396
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4	5.794%(a)	02/12/51	60	65,186
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.795%(a)	06/15/49	179	181,783
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.795%(a)	06/15/49	1,109	1,193,638
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.940%(a)	02/15/51	90	90,652
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%(a)	02/15/51	4,000	4,315,172
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2, 144A	3.673%	02/15/46	340	350,735
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%	01/15/46	4,630	4,936,663
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class XCP, IO, 144A	0.442%(a)	04/15/28	25,629	2,512
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%	04/15/46	5,000	5,103,260
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	6,350	6,407,842
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.585%(a)	04/15/46	34,956	1,469,211
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class XCP, IO, 144A	0.301%(a)	12/15/15	332,118	332
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%(a)	11/15/40	70	72,020
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%	11/15/38	141	142,632
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM	5.307%(a)	01/12/44	102	105,402
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.686%(a)	05/12/39	30	31,457
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.837%(a)	06/12/50	271	272,050
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.517%(a)	02/12/39	5,160	5,364,909
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	5.877%(a)	06/12/46	100	105,816
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A4	5.414%(a)	07/12/46	4,174	4,389,839
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4	5.747%(a)	06/12/50	5,053	5,467,508
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.234%(a)	08/15/45	65,968	1,239,275
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%	02/15/46	3,000	3,039,516
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%	12/15/48	6,900	7,054,574
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, IO, 144A	0.497%(a)	12/15/48	68,276	2,298,853
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%	05/15/46	5,400	5,503,896
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	3.968%(a)	07/15/46	10,000	11,107,750
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.256%(a)	09/15/42	1,000	1,020,750

Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773%(a)	07/12/44	200	211,671
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%(a)	02/12/44	4,100	4,378,009
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%	02/12/44	28	27,626
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2FX	5.607%(a)	04/12/49	12	12,389
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A3	5.607%(a)	04/12/49	2,380	2,381,252
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A1A	5.312%	03/15/44	239	254,678
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654%(a)	04/15/49	155	158,695
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%	12/10/45	2,800	2,841,003
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%	12/10/45	1,500	1,533,885
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	6,400	6,583,546
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	2,900	2,992,890
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.406%(a)	04/10/46	140,883	4,357,229
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3	3.595%	01/10/45	1,135	1,220,090
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class AJ	5.224%(a)	03/15/42	848	846,984
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AM	5.242%(a)	10/15/44	321	329,527
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.270%(a)	12/15/44	3,580	3,640,988
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.712%(a)	05/15/43	4,000	4,182,124
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%(a)	07/15/45	7,337	7,680,208
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%	04/15/47	2,500	2,640,407
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%	04/15/47	3,415	3,697,864
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.721%(a)	06/15/49	2,619	2,800,548
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.943%(a)	02/15/51	249	266,731
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%(a)	05/15/46	5,776	6,147,244
Wells Fargo Commercial Mortgage Trust, Series 2014-LC6, Class A4	3.548%	08/15/50	9,000	9,649,773

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $299,909,980)				299,601,591

CORPORATE BONDS — 43.7%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18	2,200	2,227,500
Textron, Inc., Sr. Unsec’d. Notes	4.625%	09/21/16	500	527,730

				2,755,230

Airlines — 0.3%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates	4.000%	07/15/25	3,316	3,448,958

Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%	04/19/22	1,007	1,097,879
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%	10/29/24	118	123,077
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%	08/10/22	906	1,058,631
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%	04/15/19	89	96,467
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300%	08/15/25	2,450	2,535,750

				8,360,762

Automotive — 1.7%
Chrysler Group LLC/CG Co-Issuer Inc., Sec’d. Notes	8.000%	06/15/19	1,500	1,576,875
Chrysler Group LLC/CG Co-Issuer Inc., Sec’d. Notes	8.250%	06/15/21	2,800	3,115,000
Daimler Finance North America LLC, Gtd. Notes, 144A	2.375%	08/01/18	625	641,054
Daimler Finance North America LLC, Gtd. Notes, 144A	2.950%	01/11/17	750	776,576
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%	09/15/21	750	770,625
Dana Holding Corp., Sr. Unsec’d. Notes	5.500%	12/15/24	2,500	2,534,375
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%	02/15/21	3,000	3,187,500
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750%	01/15/43	1,670	1,873,343
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	650	660,920
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19	7,050	7,146,324
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%	06/12/17	410	422,394
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%	04/15/16	200	207,124
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%	02/03/17	6,470	6,814,851
General Motors Co., Sr. Unsec’d. Notes	4.875%	10/02/23	2,000	2,182,060
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	2,230	2,776,961
General Motors Financial Co., Inc., Gtd. Notes	2.750%	05/15/16	1,575	1,594,687
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	575	583,625
General Motors Financial Co., Inc., Gtd. Notes	4.250%	05/15/23	575	598,000
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%	03/15/17	25	25,733
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.250%	03/01/21	3,090	3,389,072
Lear Corp., Gtd. Notes	5.250%	01/15/25	5,375	5,482,500
Lear Corp., Gtd. Notes	5.375%	03/15/24	1,410	1,452,300

				47,811,899

Banking — 9.1%
American Express Co., Jr. Sub. Notes	5.200%(a)	12/31/49	1,675	1,698,639
American Express Co., Sr. Unsec’d. Notes	2.650%	12/02/22	3,099	3,140,740
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%	04/01/23	263	269,496
Bank of America Corp., Jr. Sub. Notes(d)	5.125%(a)	12/31/49	2,175	2,124,703
Bank of America Corp., Jr. Sub. Notes	8.000%(a)	12/29/49	3,190	3,414,895
Bank of America Corp., Jr. Sub. Notes	8.125%(a)	12/29/49	1,000	1,074,375
Bank of America Corp., Sr. Unsec’d. Notes	4.100%	07/24/23	3,450	3,738,875
Bank of America Corp., Sr. Unsec’d. Notes	5.625%	10/14/16	160	171,445
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	2,945	3,464,604
Bank of America Corp., Sr. Unsec’d. Notes	5.875%	01/05/21	450	530,190
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	500	552,601
Bank of America Corp., Sr. Unsec’d. Notes	7.625%	06/01/19	490	599,271
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%	01/11/23	9,525	9,732,426
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%	04/01/24	2,200	2,369,567
Bank of America Corp., Sr. Unsec’d. Notes, MTN(d)	5.000%	01/21/44	280	331,776
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%	02/07/42	385	501,595
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	2,825	2,933,313
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	3.750%	03/10/24	3,225	3,450,550

Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%	05/15/24	4,225	4,549,281
BB&T Corp., Sr. Unsec’d. Notes, MTN	1.600%	08/15/17	25	25,210
BPCE SA (France), Gtd. Notes, MTN(d)	2.500%	07/15/19	5,950	6,086,071
Branch Banking & Trust Co., Sr. Unsec’d. Notes(e)	2.850%	04/01/21	5,425	5,642,543
Branch Banking & Trust Co., Sub. Notes	0.561%(a)	09/13/16	1,500	1,492,671
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950%	07/23/21	5,775	5,893,168
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	2,065	2,100,733
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	04/24/24	4,125	4,340,399
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%	07/15/21	300	338,504
Capital One Financial Corp., Sub. Notes	6.150%	09/01/16	110	118,163
Citigroup, Inc., Sr. Unsec’d. Notes(d)	3.375%	03/01/23	7,400	7,665,083
Citigroup, Inc., Sr. Unsec’d. Notes(d)	3.875%	10/25/23	2,350	2,501,251
Citigroup, Inc., Sr. Unsec’d. Notes(d)	4.500%	01/14/22	1,525	1,707,971
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	1,455	2,260,020
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	350	441,105
Citigroup, Inc., Sub. Notes	3.500%	05/15/23	2,500	2,507,138
Citigroup, Inc., Sub. Notes	4.050%	07/30/22	550	578,681
Citigroup, Inc., Sub. Notes	4.300%	11/20/26	3,300	3,401,752
Citigroup, Inc., Sub. Notes	4.875%	05/07/15	250	252,677
Citigroup, Inc., Sub. Notes(d)	6.675%	09/13/43	1,000	1,336,936
Credit Suisse New York (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%	09/09/24	2,375	2,494,999
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%	05/30/24	3,275	3,482,193
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,200	1,208,232
Discover Bank, Sr. Unsec’d. Notes(d)	4.200%	08/08/23	5,500	5,945,462
Discover Bank, Sub. Notes	7.000%	04/15/20	800	963,510
Fifth Third Bancorp, Sub. Notes(d)	4.300%	01/16/24	4,975	5,390,771
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%	02/28/18	2,275	2,272,434
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%	04/25/19	1,075	1,094,964
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	3.625%	01/22/23	6,000	6,255,486
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	1,840	2,110,003
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	5.750%	01/24/22	4,590	5,445,544
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	345	458,512
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	1,875	2,006,934
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(d)	4.800%	07/08/44	2,105	2,385,956
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%	06/15/20	4,450	5,243,933
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%	01/15/17	130	139,861
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.500%	06/28/15	120	121,470
HSBC Holding PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	1,600	1,748,686
HSBC Holding PLC (United Kingdom), Sub. Notes	6.500%	05/02/36	610	807,347
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%	08/02/18	2,350	2,398,687
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.000%	09/25/15	300	302,382
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%	01/15/16	475	482,604
JPMorgan Chase & Co., Jr. Sub. Notes(d)	5.150%(a)	12/31/49	3,725	3,594,625
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%(a)	12/31/49	3,400	3,476,500
JPMorgan Chase & Co., Jr. Sub. Notes(d)	7.900%(a)	04/29/49	130	139,709
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.150%	07/05/16	15	15,451
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.200%	01/25/23	9,500	9,722,319
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	2,115	2,180,047
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	720	801,873
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%	01/06/42	600	749,105
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%	01/15/18	130	145,931
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	1,925	1,918,821
KeyBank NA, Sr. Unsec’d. Notes	1.650%	02/01/18	700	703,211
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	6.375%	01/21/21	4,570	5,592,990

Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%	01/13/20	100	117,787
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	2.300%	11/27/18	1,100	1,123,948
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%	03/21/18	675	674,608
Morgan Stanley, Jr. Sub. Notes	5.450%(a)	12/31/49	1,925	1,956,435
Morgan Stanley, Sr. Unsec’d. Notes(d)	3.750%	02/25/23	7,150	7,541,970
Morgan Stanley, Sr. Unsec’d. Notes(d)	6.375%	07/24/42	700	953,070
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%	01/09/17	330	355,102
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%	04/25/18	2,880	2,902,156
Morgan Stanley, Sr. Unsec’d. Notes, MTN(d)	5.500%	07/28/21	1,900	2,208,163
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	680	778,180
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%	08/28/17	1,930	2,149,661
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%	04/01/18	100	114,273
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	815	843,414
Morgan Stanley, Sub. Notes, MTN	4.875%	11/01/22	930	1,010,786
Morgan Stanley, Sub. Notes, MTN	5.000%	11/24/25	2,075	2,282,363
National Savings Bank, Sr. Unsec’d. Notes, RegS	8.875%	09/18/18	2,000	2,205,000
Northern Trust Corp., Sub. Notes	3.950%	10/30/25	4,375	4,758,399
People’s United Bank, Sub. Notes	4.000%	07/15/24	1,125	1,175,288
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	325	337,461
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	6,225	6,570,600
PNC Bank NA, Sub. Notes	2.950%	01/30/23	900	906,368
PNC Bank NA, Sub. Notes	3.800%	07/25/23	2,425	2,571,788
PNC Bank NA, Sub. Notes	4.200%	11/01/25	2,125	2,341,920
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%(f)	11/09/22	125	127,443
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%	04/29/24	1,910	2,023,169
PNC Funding Corp., Bank Gtd. Notes	2.700%	09/19/16	50	51,414
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	4.875%	03/16/15	100	100,473
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%	01/11/21	350	422,988
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%	09/18/15	50	50,488
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%	09/24/15	75	75,740
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%	04/19/16	870	907,879
State Street Corp., Sr. Unsec’d. Notes	3.700%	11/20/23	3,850	4,177,905
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%	01/10/19	1,925	1,964,095
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%	01/18/23	800	819,839
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN(d)	2.250%	07/11/19	2,175	2,194,388
SunTrust Bank, Sr. Unsec’d. Notes	2.750%	05/01/23	1,225	1,232,221
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%	11/01/18	2,000	2,038,976
US Bancorp, Jr. Sub. Notes	3.442%	02/01/16	130	132,056
US Bancorp, Sub. Notes, MTN(d)	2.950%	07/15/22	25	25,567
US Bancorp, Sub. Notes, MTN(d)	3.600%	09/11/24	3,175	3,349,352
Wells Fargo & Co., Sr. Unsec’d. Notes	0.456%(a)	10/28/15	200	200,199
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	01/22/21	3,700	3,869,079
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.500%	03/08/22	930	996,070
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%	04/01/21	250	283,274
Wells Fargo & Co., Sub. Notes	5.606%	01/15/44	1,460	1,826,102
Wells Fargo & Co., Sub. Notes, MTN	4.125%	08/15/23	2,900	3,116,894
Wells Fargo & Co., Sub. Notes, MTN	4.650%	11/04/44	3,185	3,516,132

				254,519,453

Brokerage — 0.2%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes(e)	3.700%	10/15/24	5,500	5,869,584
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	175	180,140
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	540	545,735

				6,595,459

Building Materials & Construction — 1.5%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $3,825,000; purchased 10/27/14)(b)(c)	5.375%	11/15/24		3,825	3,882,375
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,090,000; purchased 12/06/13)(b)(c)(d)	6.750%	05/01/21		3,000	3,210,000
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875%	04/30/19		1,770	1,929,300
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		2,300	2,507,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%	01/11/22	EUR	1,600	1,826,071
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25		1,000	922,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%	12/10/19		3,000	3,030,000
CeramTec Group GmbH (Germany), Gtd. Notes	8.250%	08/15/21	EUR	500	612,231
KB Home, Gtd. Notes(d)	7.500%	09/15/22		3,425	3,476,375
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		104	107,527
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $625,000; purchased 06/19/14)(b)(c)	5.250%	06/27/29		625	446,875
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $255,785; purchased 10/22/12)(b)(c)(d)	7.125%	06/26/42		220	161,150
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		125	130,638
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18		9,378	10,579,509
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 144A	5.250%	04/15/21		3,500	3,298,750
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18		6,300	6,662,250

					42,782,551

Cable — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24		1,100	1,115,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19		4,150	4,305,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.250%	10/30/17		3,000	3,120,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20		3,000	3,157,500
CCOH Safari LLC, Sr. Unsec’d. Notes	5.750%	12/01/24		5,575	5,651,656
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18		2,040	2,282,250
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		35	40,775
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		130	133,565
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18		1,500	1,526,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(d)	5.500%	08/01/23		2,000	1,975,000
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500%	01/27/20		2,057	2,118,710
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%	05/15/17		2,400	2,436,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	09/15/22	EUR	160	194,811
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.125%	01/21/23	EUR	620	753,141
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20		150	156,375
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		4,500	4,623,750
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18		71	73,130
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24		2,400	2,460,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	800	1,271,238

					37,394,901

Capital Goods — 2.0%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	3,075	3,174,938
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550%	09/22/19	2,450	2,490,648
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	1,925	2,079,000
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.250%	11/06/17	325	326,759
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN, RegS	6.875%	01/21/18	2,450	2,715,335
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%	01/17/23	2,500	2,966,750
CNH Capital LLC, Gtd. Notes	3.875%	11/01/15	500	501,875
Columbus Mckinnon Corp., Gtd. Notes	7.875%	02/01/19	2,000	2,082,500
Deere & Co., Sr. Unsec’d. Notes	2.600%	06/08/22	50	50,748
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(b)(c)	6.700%	06/01/34	110	146,396
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,232,116; purchased 05/14/13)(b)(c)	7.000%	10/15/37	1,725	2,425,386
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	50	55,127
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	75	87,776
Griffon Corp., Gtd. Notes	5.250%	03/01/22	6,450	6,192,000
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	2,000	1,905,000
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	3,125	3,218,750
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $274,593; purchased 09/24/12)(b)(c)(d)	2.500%	03/15/16	275	278,942
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(b)(c)	2.875%	07/17/18	450	461,287
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $24,976; purchased 05/08/12)(b)(c)	3.125%	05/11/15	25	25,154
Pentair Finance SA, Gtd. Notes	1.350%	12/01/15	325	325,906
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	50	50,222
Roper Industries, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	175	176,278
SPX Corp., Gtd. Notes	6.875%	09/01/17	1,000	1,091,500
Terex Corp., Gtd. Notes	6.000%	05/15/21	5,050	5,125,750
Terex Corp., Gtd. Notes	6.500%	04/01/20	1,005	1,040,175
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,299,400; purchased 06/30/14)(b)(c)	7.500%	02/15/19	3,120	3,104,400
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	3,000	3,228,750
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	6,444	7,087,111
United Rentals North America, Inc., Gtd. Notes(d)	8.375%	09/15/20	1,000	1,066,500
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%	02/01/21	550	594,688
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	140	162,446
Votorantim Cimentos SA (Brazil), Gtd. Notes, RegS	7.250%	04/05/41	700	707,000
Votorantim Cimentos SA (Brazil), Gtd. Notes, RegS(d)	7.250%	04/05/41	300	303,000
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	1,635	1,695,791
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	50	55,537

				56,999,425

Chemicals — 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,350	1,513,903
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	655	769,529
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	170	218,996
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	700	711,900
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	4,624	4,722,260
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	1,765	1,913,512
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	1,300	1,492,663
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	160	183,069
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	125	151,441
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	1,550	1,566,749

Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20		3,150	3,483,960
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44		15	16,209
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41		125	145,417
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39		95	162,377
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22		500	523,853
Eastman Chemical Co., Sr. Unsec’d. Notes(d)	4.650%	10/15/44		1,210	1,325,774
Ecolab, Inc., Sr. Unsec’d. Notes	1.450%	12/08/17		600	599,163
Koppers, Inc., Gtd. Notes	7.875%	12/01/19		1,600	1,584,000
LYB International Finance BV (Netherlands), Gtd. Notes(d)	4.875%	03/15/44		1,835	2,004,163
LYB International Finance BV (Netherlands), Gtd. Notes	5.250%	07/15/43		415	475,195
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21		700	829,764
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44		575	637,339
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33		710	851,759
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43		2,335	2,885,042
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%	12/15/17		350	348,531
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	3.914%	01/31/18		425	351,688
W.R. Grace & Co., Sr. Unsec’d. Notes, 144A(d)	5.125%	10/01/21		1,975	2,054,000

					31,522,256

Consumer — 0.6%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17		50	48,525
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(d)	4.625%	05/15/21		5,400	4,968,000
Jarden Corp., Gtd. Notes	6.125%	11/15/22		500	525,000
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17		375	377,825
PVH Corp., Sr. Unsec’d. Notes(d)	4.500%	12/15/22		2,200	2,200,000
QVC, Inc., Sr. Sec’d. Notes	4.375%	03/15/23		2,000	2,060,612
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		1,800	1,937,131
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%	12/15/20		3,500	3,692,500
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20		2,135	2,118,987

					17,928,580

Electric — 1.6%
AES Corp., Sr. Unsec’d. Notes	8.000%	10/15/17		1,655	1,851,531
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%	12/15/22		550	560,083
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%	01/15/23		2,175	2,196,750
Calpine Corp., Sr. Unsec’d. Notes(d)	5.750%	01/15/25		2,325	2,371,500
Connecticut Light & Power Co. (The), First Ref. Mtge.	2.500%	01/15/23		375	377,167
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20		3,100	3,293,750
DPL, Inc., Sr. Unsec’d. Notes(d)	7.250%	10/15/21		2,225	2,268,804
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/01/19		1,650	1,683,000
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000%	09/30/42		50	56,652
Duke Energy Corp., Sr. Unsec’d. Notes	1.625%	08/15/17		225	227,263
Dynegy, Inc., Sr. Sec’d. Notes, 144A(d)	6.750%	11/01/19		5,850	6,010,875
Dynegy, Inc., Sr. Sec’d. Notes, 144A	7.375%	11/01/22		9,200	9,499,000
Entergy Arkansas, Inc., First Mtge.	3.050%	06/01/23		450	468,332
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17		75	79,198
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18		950	972,042
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		800	929,753
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23		1,575	1,656,889
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18		4,406	4,808,047
NRG Energy, Inc., Gtd. Notes, 144A	6.250%	05/01/24		4,000	3,990,000
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22		75	78,378
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42		200	213,525
South Carolina Electric & Gas Co., First Mtge.	4.350%	02/01/42		130	149,058
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	7.875%	10/01/20	EUR	125	156,081
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	6.125%	10/01/19	EUR	200	240,734
Westar Energy, Inc., First Mtge.	4.100%	04/01/43		325	368,841

					44,507,253

Energy - Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	150	151,828
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42	1,070	931,060
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(d)	5.375%	01/26/19	6,540	4,300,050
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	5,750	3,737,500
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	1,750	1,916,789
Rosneft Finance SA (Russia), Gtd. Notes, MTN, 144A	6.625%	03/20/17	180	168,300
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	7,740	7,740,000

				18,945,527

Energy - Other — 0.8%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%	04/08/19	900	306,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	4,460	4,958,017
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	750	956,155
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	2,625	2,500,312
California Resources Corp., Gtd. Notes, 144A(d)	6.000%	11/15/24	2,675	2,176,781
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41	100	113,965
Denbury Resources, Inc., Gtd. Notes	5.500%	05/01/22	2,000	1,760,000
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	3,100	3,436,096
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	762	706,961
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	80	83,085
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	500	523,350
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	395	403,523
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	1,390	1,550,787
Noble Holding International Ltd., Gtd. Notes	2.500%	03/15/17	25	23,760
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $686,191; purchased 09/26/13)(b)(c)(d)	5.875%	09/25/22	719	424,485
Schlumberger Norge AS, Gtd. Notes, 144A(d)	1.250%	08/01/17	1,200	1,199,117
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	100	87,718

				21,210,112

Food & Beverage — 1.9%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	600	624,178
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	200	200,140
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	250	407,252
ARAMARK Corp., Gtd. Notes	5.750%	03/15/20	1,600	1,664,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%	10/05/16	3,380	3,633,500
BRF SA (Brazil), Gtd. Notes, 144A	5.875%	06/06/22	2,635	2,839,819
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	1,525	1,459,730
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	05/22/24	3,000	2,996,100
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	950	1,006,466
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18	179	179,684
Constellation Brands, Inc., Gtd. Notes	6.000%	05/01/22	450	508,500
Constellation Brands, Inc., Gtd. Notes	7.250%	09/01/16	550	596,750
Cott Beverages, Inc. (Canada), 144A	6.750%	01/01/20	4,400	4,345,000
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	10/01/23	1,050	1,123,232
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	5,250	5,302,500
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%	01/29/18	3,000	3,106,080
JBS Investments Gmbh (Brazil), Sr. Unsec’d. Notes, 144A	7.750%	10/28/20	2,650	2,728,705
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,081,250; purchased 06/17/14)(b)(c)	7.250%	06/01/21	1,000	1,030,000

JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, RegS (original cost $1,605,000; purchased 10/01/14)(b)(c)	8.250%	02/01/20		1,500	1,577,820
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18		160	181,654
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40		1,020	1,246,127
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22		250	277,250
Molson Coors Brewing Co., Gtd. Notes	2.000%	05/01/17		50	50,670
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22		2,000	2,120,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18		3,387	3,454,740
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21		2,400	2,466,000
Stretford 79 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750%	07/15/24	GBP	1,137	1,250,748
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $7,865,625; purchased 12/20/13-02/27/14)(b)(c)	8.875%	12/15/17		7,155	7,298,100
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16		340	361,908

					54,036,653

Gaming — 0.8%
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	9.875%	08/15/18		100	104,750
MGM Resorts International, Gtd. Notes(d)	6.000%	03/15/23		4,800	4,848,000
MGM Resorts International, Gtd. Notes(d)	6.625%	12/15/21		1,000	1,050,000
MGM Resorts International, Gtd. Notes	7.625%	01/15/17		500	537,500
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21		2,800	2,870,000
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21		2,500	2,600,000
Pinnacle Entertainment, Inc., Gtd. Notes(d)	8.750%	05/15/20		1,400	1,470,000
Scientific Games International, Inc., 144A	10.000%	12/01/22		6,000	5,505,000
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21		4,000	3,892,500

					22,877,750

Healthcare & Pharmaceutical — 3.3%
Actavis Funding SCS, Gtd. Notes	3.850%	06/15/24		2,575	2,636,808
Actavis Funding SCS, Gtd. Notes(d)	4.850%	06/15/44		75	78,275
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17		2,500	2,508,055
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43		610	749,800
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	09/18/42		130	137,275
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24		2,795	2,977,379
Biomet, Inc., Gtd. Notes	6.500%	08/01/20		3,000	3,198,750
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19		2,500	2,546,875
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19		5,300	5,644,500
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(d)	5.125%	08/15/18		150	155,325
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19		5,024	5,071,100
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18		3,684	3,886,988
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21		1,120	1,222,689
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21		1,830	2,001,963
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18		2,415	2,668,575
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25		1,920	2,060,963
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44		1,390	1,668,215
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41		145	191,841
GlaxoSmithKline Capital, Inc., Gtd. Notes	6.375%	05/15/38		730	1,016,495
HCA, Inc., Gtd. Notes	5.875%	05/01/23		2,000	2,170,000
HCA, Inc., Gtd. Notes	8.000%	10/01/18		4,500	5,220,000
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19		1,675	1,723,156
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23		3,400	3,561,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25		2,000	2,180,000
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22		3,425	3,818,875
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15		100	104,020

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	25	25,425
LifePoint Hospitals, Inc., Gtd. Notes	5.500%		12/01/21	3,875	4,073,594
Medco Health Solutions, Inc., Gtd. Notes	7.125%		03/15/18	1,000	1,164,009
Medtronic, Inc., 144A	4.375%		03/15/35	3,365	3,738,269
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	3.500%		03/15/25	7,955	8,421,306
Merck & Co, Inc., Sr. Unsec’d. Notes(d)	4.150%		05/18/43	2,650	3,014,147
Mylan, Inc., Gtd. Notes	2.600%		06/24/18	1,200	1,226,730
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%		06/15/43	2,350	2,665,417
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%		10/01/21	2,750	2,746,563
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18	600	651,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	8.125%		04/01/22	1,700	1,916,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A(d)	6.750%		08/15/18	3,570	3,797,588
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%		12/01/18	268	277,648
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	20	21,164

					92,939,782

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	450	455,527
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42	325	355,934
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42	530	607,976
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42	350	448,846
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%		03/15/17	320	351,769
Humana, Inc., Sr. Unsec’d. Notes	2.625%		10/01/19	2,075	2,121,084
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	175	187,917
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%		03/15/42	1,055	1,204,909
WellPoint, Inc., Sr. Unsec’d. Notes(d)	4.650%		01/15/43	120	134,780
WellPoint, Inc., Sr. Unsec’d. Notes	5.100%		01/15/44	515	616,042

					6,484,784

Insurance — 2.1%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16	100	108,857
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	2,800	3,068,901
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	4,490	5,493,928
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%		05/18/17	2,190	2,391,914
Aon Corp. (United Kingdom), Gtd. Notes	3.125%		05/27/16	110	112,897
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	4.500%		02/11/43	740	867,703
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Sub. Notes, 144A	5.100	%(a)	12/29/49	1,175	1,260,188
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	1,062	1,165,902
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	205	237,609
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		10/15/36	215	281,911
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%		10/01/41	280	367,502
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	1,975	2,114,891
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	5,425	5,925,261
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22	75	83,525
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,530	2,011,756
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700%		08/15/16	115	124,655
Lincoln National Corp., Sr. Unsec’d. Notes(d)	4.200%		03/15/22	70	76,211
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	175	237,009
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	4,550	6,571,433
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	2,020	2,286,171
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	3,125	3,560,384
Markel Corp., Sr. Unsec’d. Notes	7.125%		09/30/19	630	757,234

Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	5.375%		12/01/41	320	410,307
MetLife, Inc., Sr. Unsec’d. Notes	4.368%		09/15/23	2,225	2,500,339
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43	670	804,545
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%		01/10/18	725	729,416
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(a)	10/16/44	4,825	5,174,812
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	200	274,271
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43	975	1,057,522
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250%		12/06/42	795	893,981
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	1,950	2,346,716
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	640	924,920
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A	2.950%		11/01/19	1,720	1,765,128
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22	1,435	1,580,487
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%		09/15/20	1,500	1,705,047

					59,273,333

Lodging — 0.2%
Carnival Corp., Gtd. Notes	1.200%		02/05/16	950	951,077
Carnival Corp., Gtd. Notes	1.875%		12/15/17	425	426,177
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	115	119,771
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	75	77,639
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	150	172,883
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%		12/01/19	550	659,686
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	3,820	3,913,116

					6,320,349

Media & Entertainment — 2.3%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	1,075	1,445,169
21st Century Fox America, Inc., Gtd. Notes	6.150%		02/15/41	1,550	2,115,266
21st Century Fox America, Inc., Gtd. Notes	8.000%		10/17/16	100	111,601
AMC Entertainment, Inc., Gtd. Notes	9.750%		12/01/20	3,450	3,751,875
AMC Networks, Inc., Gtd. Notes	4.750%		12/15/22	1,270	1,263,650
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	8,912	9,624,960
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,543,750; purchased 08/04/14)(b)(c)	7.500%		08/15/19	2,500	2,512,500
Carmike Cinemas, Inc., Sec’d. Notes	7.375%		05/15/19	5,000	5,293,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%		06/01/24	900	909,000
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	6,500	6,231,875
Cinemark USA, Inc., Gtd. Notes(d)	5.125%		12/15/22	3,200	3,184,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%		11/15/22	135	137,700
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%		11/15/22	365	376,406
Gannett Co., Inc., Gtd. Notes, 144A	4.875%		09/15/21	1,625	1,625,000
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30	2,500	2,706,250
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	2,860	3,201,198
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	750	822,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,724,606; purchased 09/22/14)(b)(c)	5.000%		08/01/18	4,615	4,776,525
Nielsen Finance LLC / Nielsen Finance Co. (Netherlands), Gtd. Notes, 144A	5.000%		04/15/22	3,274	3,282,185

Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	2,525	2,569,188
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	1,750	2,275,019
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $4,200,900; purchased 07/09/14)(b)(c)	7.875%	11/01/20	3,819	4,086,330
Vail Resorts, Inc., Gtd. Notes	6.500%	05/01/19	510	528,462
Viacom, Inc., Sr. Unsec’d. Notes (original cost $250,635; purchased 01/02/13)(b)(c)	4.500%	02/27/42	250	248,615
Viacom, Inc., Sr. Unsec’d. Notes (original cost $117,747; purchased 07/17/12)(b)(c)	6.250%	04/30/16	100	106,594
Viacom, Inc., Sr. Unsec’d. Notes (original cost $358,712; purchased 02/11/14)(b)(c)	4.875%	06/15/43	380	399,030

				63,584,648

Metals — 1.5%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	1,000	1,091,607
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	4.250%	08/05/15	475	480,344
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	2,400	2,494,800
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	500	531,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.750%	02/25/22	3,425	3,639,062
Berau Capital Resources (Singapore), Sr. Sec’d. Notes, RegS	12.500%	07/08/15	1,900	1,092,500
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(d)	5.000%	09/30/43	1,700	1,992,949
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.125%	12/15/20	2,375	2,342,344
Evraz Group SA (Russia), Sr. Unsec’d. Notes, RegS	6.750%	04/27/18	1,000	800,000
Evraz Group SA (Russia), Sr. Unsec’d. Notes, RegS	7.400%	04/24/17	1,000	877,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.750%	02/15/20	891	757,350
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%	02/15/21	891	746,213
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.000%	04/01/17	5,700	5,557,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.875%	02/01/18	622	602,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(d)	2.150%	03/01/17	50	49,681
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	1,650	1,704,194
GrafTech International Ltd., Gtd. Notes(d)	6.375%	11/15/20	3,000	2,520,000
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	2,200	2,370,500
Peabody Energy Corp., Gtd. Notes(d)	6.000%	11/15/18	100	80,250
Peabody Energy Corp., Gtd. Notes(d)	6.250%	11/15/21	400	300,000
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%	04/16/40	2,575	2,709,281
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	800	901,024
Teck Resources Ltd. (Canada), Gtd. Notes	2.500%	02/01/18	100	97,411
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	4.750%	01/15/22	90	83,781
TMS International Corp., Sr. Unsec’d. Notes, 144A (original cost $2,100,000; purchased 08/01/14)(b)(c)	7.625%	10/15/21	2,000	1,990,000
Vedanta Resources PLC, RegS	6.750%	06/07/16	1,245	1,210,762
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A(d)	6.000%	01/31/19	1,000	895,000
Volcan Cia Minera SAA (Peru), Gtd. Notes, RegS	5.375%	02/02/22	1,800	1,755,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	1,675	1,681,120
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	350	353,763

				41,706,686

Non-Captive Finance — 0.8%
AerCap Ireland Capital Ltd/AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%	05/15/21	1,150	1,187,375
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%	02/19/19	2,800	2,793,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	05/15/17	3,000	3,088,125
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/15/18	4,700	4,876,250

General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(d)	3.100%	01/09/23	295	305,516
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	550	729,219
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	1,085	1,607,310
General Electric Capital Corp., Sub. Notes, MTN(d)	5.300%	02/11/21	450	523,932
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	25	25,961
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	25	27,563
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	09/15/15	90	93,600
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	1,200	1,198,500
NYSE Euronext, Gtd. Notes	2.000%	10/05/17	475	483,064
OneMain Financial Holdings, Inc., 144A(d)	6.750%	12/15/19	2,350	2,429,312
OneMain Financial Holdings, Inc., 144A	7.250%	12/15/21	2,250	2,323,125
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	300	301,874

				21,993,726

Packaging — 0.2%
Ball Corp., Gtd. Notes	4.000%	11/15/23	500	494,375
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	525	525,000
Owens-Brockway Glass Container, Inc., Gtd. Notes	7.375%	05/15/16	900	960,750
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	2,550	2,862,375

				4,842,500

Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(b)(c)	5.400%	11/01/20	35	40,131
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(b)(c)	7.375%	12/01/25	400	540,385
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	610	766,037
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	100	129,241
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19	35	37,654
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	1,190	1,311,642
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	3,647	3,783,762

				6,608,852

Pipelines & Other — 1.1%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	1,375	1,565,810
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	700	949,549
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	3,350	3,632,020
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,270	1,242,118
DCP Midstream Operating LP, Gtd. Notes	2.500%	12/01/17	225	224,143
DCP Midstream Operating LP, Gtd. Notes	3.250%	10/01/15	2,000	2,026,394
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	125	143,964
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	750	859,633
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	2,100	2,147,523
Enterprise Products Operating LLC, Sr. Unsec’d. Notes	4.950%	10/15/54	5,200	5,783,534
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $1,030,556; purchased 07/22/14)(b)(c)	6.375%	03/30/38	985	1,004,700
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A (original cost $2,075,000; purchased 11/03/14)(b)(c)	4.634%	07/31/29	2,000	2,069,386
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42	125	123,867
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,950	2,140,915
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	1,350	1,544,679
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	1,970	2,349,655
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	50	51,222
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	1,700	1,725,500
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22	75	77,986

				29,662,598

Railroads — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42		180	199,823
CSX Corp., Sr. Unsec’d. Notes	7.375%		02/01/19		4,000	4,856,684
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%		06/15/20		1,300	1,760,831
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%		06/15/42		600	691,062
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%		05/01/34		207	289,600

						7,798,000

Real Estate Investment Trusts — 0.6%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000%		10/15/21		3,226	3,371,170
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%		02/15/19		600	624,600
Digital Realty Trust LP, Gtd. Notes	4.500%		07/15/15		1,300	1,309,290
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%		03/01/23		1,050	1,068,375
Felcor Lodging LP, Sr. Sec’d. Notes	6.750%		06/01/19		3,270	3,408,975
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%		12/15/17		100	100,293
Omega Healthcare Investors, Inc., Gtd. Notes	7.500%		02/15/20		500	521,000
Realty Income Corp., Sr. Unsec’d. Notes	2.000%		01/31/18		200	202,158
Realty Income Corp., Sr. Unsec’d. Notes	5.500%		11/15/15		50	51,769
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23		1,965	2,068,162
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%		02/01/18		700	701,549
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%		12/15/24		2,000	2,107,000
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%		02/15/18		150	151,472

						15,685,813

Retailers — 1.0%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000%		03/15/19		475	444,125
CVS Health Corp., Sr. Unsec’d. Notes(d)	5.300%		12/05/43		475	606,163
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20		3,450	3,569,743
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%		04/01/43		700	786,941
Limited Brands, Inc., Gtd. Notes	5.625%		02/15/22		10,975	11,907,875
Lowe’s Cos, Inc., Sr. Unsec’d. Notes(d)	4.250%		09/15/44		900	1,011,865
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22		125	134,285
Macy’s Retail Holdings, Inc., Gtd. Notes(d)	4.300%		02/15/43		755	784,150
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A (original cost $2,192,021; purchased 07/25/13)(b)(c)	4.336	%(a)	08/01/19	EUR	1,650	1,878,941
Sally Holdings LLC/Sally Capital, Inc., Sr. Unsec’d. Notes(d)	6.875%		11/15/19		5,900	6,261,375
Walgreen Co., Sr. Unsec’d. Notes	1.800%		09/15/17		150	151,649

						27,537,112

Technology — 2.7%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%		03/01/18		1,400	1,445,450
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%		11/01/15		50	50,848
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21		2,800	2,912,000
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%		03/01/21		600	491,250
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,420,585; purchased 07/26/13-12/06/13)(b)(c)	7.250%		08/01/18		6,350	6,762,750
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		4,000	4,030,000
CDW LLC/CDW Finance Corp., Gtd. Notes(d)	6.000%		08/15/22		2,500	2,625,000
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19		3,286	3,455,229
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		2,275	2,189,687
First Data Corp., Gtd. Notes	10.625%		06/15/21		1,548	1,753,110
First Data Corp., Gtd. Notes	11.250%		01/15/21		3,000	3,397,500
First Data Corp., Gtd. Notes	12.625%		01/15/21		7,700	9,134,125

First Data Corp., Sr. Sec’d. Notes, 144A(d)	7.375%	06/15/19		2,000	2,097,500
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16		2,645	2,720,197
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		1,045	1,063,288
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		6,400	6,896,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/01/25		8,000	8,040,000
NCR Corp., Gtd. Notes	5.875%	12/15/21		625	645,313
NCR Corp., Gtd. Notes(d)	6.375%	12/15/23		2,100	2,194,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		4,150	4,150,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21		1,500	1,578,750
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		2,325	2,629,012
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500%	05/15/19		1,500	1,563,750
Tyco Electronics Group SA (Switzerland), Gtd. Notes	6.550%	10/01/17		2,750	3,108,583
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15		440	440,568

					75,374,410

Telecommunications — 3.2%
AT&T, Inc., Sr. Unsec’d. Notes(d)	4.800%	06/15/44		750	801,009
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41		670	771,973
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		3,225	3,562,335
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		1,550	1,749,129
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18		170	190,955
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		340	556,402
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17		2,035	2,141,838
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22		3,325	3,368,225
Digicel Group Ltd., RegS	8.250%	09/30/20		1,500	1,459,500
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(d)	8.250%	09/01/17		2,500	2,537,500
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20		275	267,575
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20		3,000	3,394,722
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	2,935	3,776,703
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11-5/11/11)(b)(c)	7.082%	06/01/16		120	128,094
Embarq Corp., Sr. Unsec’d. Notes (original cost $191,888; purchased 08/17/12-10/17/12)(b)(c)	7.995%	06/01/36		175	202,125
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/19		800	803,864
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375%	07/29/20		4,850	5,080,375
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%	11/11/24		3,050	3,080,500
SoftBank Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20		5,900	5,900,000
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		4,100	4,166,625
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		5,000	5,762,500
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16		1,900	1,990,250
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%	03/01/17		1,500	1,644,375
Sprint Corp., Gtd. Notes	7.125%	06/15/24		1,250	1,215,625
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19		3,850	3,989,562
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18		1,885	1,889,713
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24		7,790	7,994,160
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33		1,814	2,346,316
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43		3,925	5,302,047

Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.862%		08/21/46	2,544	2,791,635
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.012%		08/21/54	6,110	6,733,232
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A(d)	9.125%		04/30/18	1,300	1,228,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%		04/30/18	2,335	2,206,575

					89,033,939

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,550	1,681,564
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	314	551,439
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	925	932,274
Lorillard Tobacco Co., Gtd. Notes	2.300%		08/21/17	475	480,720
Lorillard Tobacco Co., Gtd. Notes	3.500%		08/04/16	235	242,513
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		08/22/22	200	200,416
Philip Morris International, Inc., Sr. Unsec’d. Notes(d)	4.875%		11/15/43	2,550	3,024,305
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17	115	128,226

					7,241,457

TOTAL CORPORATE BONDS (cost $1,206,115,455)					1,224,335,800

MORTGAGE-BACKED SECURITIES — 0.5%
Banc of America Funding Corp., Series 2014-R2, Class 2A1, 144A	0.378	%(a)	05/26/37	4,192	3,894,037
Banc of America Funding Corp., Series 2014-R5, Class 1A1, 144A	1.857	%(a)	09/26/45	6,698	6,462,693
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	2.527	%(a)	02/25/37	412	406,682
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.489	%(a)	07/25/35	432	432,639
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.471	%(a)	12/25/33	1,532	1,498,817
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.101	%(a)	10/25/33	749	766,362
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	2.612	%(a)	12/25/34	381	382,781

TOTAL MORTGAGE-BACKED SECURITIES (cost $13,883,544)					13,844,011

MUNICIPAL BONDS — 0.5%
California — 0.3%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%		04/01/49	550	816,701
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%		07/01/39	3,610	4,816,462
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574%		07/01/45	585	892,593
University of California, BABs, Revenue Bonds	5.770%		05/15/43	390	530,540

					7,056,296

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%		11/01/50	1,190	1,753,310

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%		01/01/40	360	502,672

New Jersey
Rutgers State University, BABs, Revenue Bonds	5.665%		05/01/40	200	263,990

New York
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		75	80,700
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44		400	570,856
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62		100	111,829

					763,385

Ohio
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111		180	211,307

Puerto Rico — 0.1%
Government Development Bank (Puerto Rico), Taxable, Revenue Bonds, Series A	3.448%	02/01/15		4,000	3,997,800

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42		120	140,425

TOTAL MUNICIPAL BONDS (cost $13,792,990)					14,689,185

NON-CORPORATE FOREIGN AGENCIES — 2.1%
Autonomous Community of Madrid (Spain), Sr. Unsec’d. Notes	4.110%	06/23/16	EUR	400	474,125
Autonomous Community of Madrid (Spain), Sr. Unsec’d. Notes	4.622%	06/23/15	EUR	400	458,865
Autonomous Community of Madrid (Spain), Sr. Unsec’d. Notes	4.750%	03/26/15	EUR	100	113,549
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24		1,765	1,867,409
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		3,315	3,243,993
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		1,350	1,428,300
Comunidad De Madrid, Sr. Unsec’d. Notes	5.650%	03/11/16	EUR	454	538,640
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45		1,075	1,032,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		2,440	2,549,898
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%	11/12/15		2,000	1,977,000
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		2,200	1,881,352
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19		1,950	1,903,200
Japan Finance Corp., Sec’d Notes	2.875%	02/02/15		5,700	5,700,000
Japan Finance Corp., Sr. Unsec’d. Notes	2.875%	02/02/15		2,000	2,000,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20		4,355	4,448,632
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43		1,175	945,922
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		3,610	3,931,290
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	8.350%	06/18/15	TRY	3,000	1,221,154
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22		950	974,057
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16		200	218,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17		1,500	1,651,875
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		3,203	3,491,270
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		2,180	2,556,050
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23		750	709,837
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		250	260,750
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		1,900	2,052,950

Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44		2,190	2,200,950
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41		1,000	1,118,900
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24		2,200	2,934,250
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A(d)	6.299%	05/15/17		325	287,697
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750%	05/29/18		1,485	1,299,672
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	4.500%	11/30/15	EUR	950	1,103,005
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		1,425	1,204,125

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $61,264,959)					57,778,717

SOVEREIGN BONDS — 7.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.875%	03/07/15		5,585	5,618,231
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	6,600	9,059,935
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	4.250%	07/09/17	EUR	3,500	4,281,267
China Government Bond (China), Sr. Unsec’d. Notes, RegS	2.560%	06/29/17	CNH	7,000	1,093,104
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, MTN, RegS	3.750%	11/01/15	EUR	1,600	1,795,335
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, MTN, RegS	4.625%	02/03/20	EUR	300	335,619
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%	09/26/20		1,700	1,442,450
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	5.800%	07/14/15	JPY	304,100	2,421,302
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, RegS	4.750%	04/17/19	EUR	3,480	2,756,410
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%	07/14/15	JPY	101,800	810,551
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%	08/08/17	JPY	1,010,000	7,227,198
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, Series 12RG	5.250%	02/01/16	JPY	100,000	658,903
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	400,000	3,387,935
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		3,490	3,657,520
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.750%	02/03/15		8,000	8,000,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		1,250	1,408,750
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		2,250	2,642,580
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(d)	7.625%	03/29/41		916	1,355,680
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, MTN	4.000%	05/20/16	CHF	700	793,770
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%	01/11/19	EUR	545	721,406
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	1,825	2,124,107
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%	03/13/20		4,030	4,543,825

Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%		01/17/18		2,250	2,545,313
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500%		03/01/24	EUR	3,400	4,801,939
Italy Buoni Poliennali del Tesoro (Italy), Bonds	6.500%		11/01/27	EUR	1,610	2,745,456
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%		09/20/16		100	106,829
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875%		09/27/23		800	1,036,560
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.200%		07/31/34	EUR	200	307,423
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	2.500%		03/02/15	CHF	1,000	1,091,369
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	6.000%		08/04/28	GBP	400	777,961
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	220,000	1,970,196
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	30,000	267,496
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	415,000	3,571,958
Kingdom of Belgium (Belgium), Notes, 144A	8.875%		12/01/24		1,000	1,504,433
Kingdom of Belgium (Belgium), Notes, MTN	5.000%		04/24/18	GBP	1,000	1,687,402
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	5,070	6,160,472
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.625%		03/03/15		2,000	2,001,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	3,200	3,923,703
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		3,000	3,247,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	11.000%		05/08/17	ITL	1,095,000	779,623
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		2,165	2,417,223
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(g)	05/31/18		377	357,366
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		3,321	3,470,445
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%		07/21/25		1,000	1,357,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	9.875%		02/06/15		605	604,244
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	5,360	6,431,685
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, RegS	1.050%		11/08/17	JPY	200,000	1,730,364
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500%		03/25/15		9,600	9,616,896
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		9,100	10,011,092
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		5,400	5,940,648
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%		06/14/19	EUR	5,550	7,154,117
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.950%		10/25/23	EUR	1,300	1,770,195
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%		01/20/42		1,500	1,903,125

Republic of Brazil (Brazil), Sr. Unsec’d. Notes	4.875%		01/22/21		2,575	2,723,062
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		700	742,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		650	812,500
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		1,130	1,560,587
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		1,115	1,505,250
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%		02/22/17		2,300	2,472,891
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	6.750	%(f)	11/01/24		3,871	3,925,984
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24		620	698,368
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	5.000%		03/18/15	EUR	3,400	3,861,729
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.375%		05/21/22		4,000	4,460,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.125%		02/18/19		1,000	1,061,750
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.750%		05/10/18		2,500	2,684,592
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.850%		05/10/23		3,000	3,547,740
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%		05/10/18		2,400	2,577,209
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		4,700	5,393,250
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		5,600	6,622,448
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%		07/24/26	EUR	500	610,903
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500%		04/05/16	EUR	1,500	1,770,517
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.125%		05/18/20	EUR	1,850	2,403,583
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.875%		04/02/19	EUR	900	1,182,257
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	2.375%		04/09/21	EUR	200	241,466
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	100	119,214

TOTAL SOVEREIGN BONDS (cost $217,522,895)						208,404,711

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds	2.875%		05/15/43		25	28,238
U.S. Treasury Bonds	3.125%		08/15/44		2,100	2,492,110
U.S. Treasury Bonds	3.375%		05/15/44		10	12,420
U.S. Treasury Notes(d)	1.000%		12/15/17		155	156,102
U.S. Treasury Notes	1.500%		10/31/19-11/30/19		33,020	33,525,253
U.S. Treasury Notes(d)	1.625%		12/31/19		8,335	8,510,818
U.S. Treasury Notes	2.250%		11/15/24		3,780	3,973,725

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,368,964)						48,698,666

TOTAL LONG-TERM INVESTMENTS (cost $2,641,821,181)						2,645,900,513

SHORT-TERM INVESTMENTS — 8.0%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 7.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $220,317,976; includes $103,534,753 of cash collateral for securities on loan)(h)	220,317,976	220,317,976

	Notional Amount (000)#
OPTIONS PURCHASED*(i) — 0.1%
Call Options — 0.1%
10 Year U.S. Treasury Notes Future, expiring 02/20/15, Strike Price $130.00	30,000	384,375
10 Year U.S. Treasury Notes Future, expiring 02/20/15, Strike Price $130.50	33,000	319,687
10 Year U.S. Treasury Notes Future, expiring 02/20/15, Strike Price $134.00	30,000	23,438
30 Year U.S. Ultra Treasury Bond, expiring 02/20/15, Strike Price $176.00	12,000	506,250
30 Year U.S. Ultra Treasury Bond, expiring 02/20/15, Strike Price $177.00	8,000	286,250
30 Year U.S. Ultra Treasury Bond, expiring 02/20/15, Strike Price $186.00	12,000	65,625
30 Year U.S. Ultra Treasury Bond, expiring 02/20/15, Strike Price $187.00	8,000	35,000

		1,620,625

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75	66,500	23,275
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88	66,500	31,588
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13	66,500	63,175
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25	66,500	89,775
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.50	332,750	8,319
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.88	332,750	58,231

		274,363

TOTAL OPTIONS PURCHASED (cost $2,093,637)		1,894,988

TOTAL SHORT-TERM INVESTMENTS (cost $222,411,613)		222,212,964

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 102.3% (cost $2,864,232,794)		2,868,113,477

OPTIONS WRITTEN*(i)
Call Options
10 Year U.S. Treasury Notes Future, expiring 02/20/15, Strike Price $132.00	60,000	(215,625)
10 Year U.S. Treasury Notes Future, expiring 02/20/15, Strike Price $132.50	33,000	(82,500)
30 Year U.S. Ultra Treasury Bond, expiring 02/20/15, Strike Price $181.00	24,000	(401,250)
30 Year U.S. Ultra Treasury Bond, expiring 02/20/15, Strike Price $182.00	16,000	(217,500)

		(916,875)

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00	266,000	(179,550)
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.63	332,750	(16,638)
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.75	332,750	(24,956)

		(221,144)

TOTAL OPTIONS WRITTEN (premiums received $1,491,131)		(1,138,019)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.3% (cost $2,862,741,663)(j)		2,866,975,458
Liabilities in excess of other assets(k) — (2.3)%		(63,665,899)

NET ASSETS — 100.0%		$2,803,309,559

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BRL	Brazilian Real
BZDIOVER	Overnight Brazil Cetip Interbank Deposit
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDS	Credit Default Swap
CDX	Credit Derivative Index
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CNH	Chinese Renminbi
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
GMTN	Global Medium Term Note
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
IO	Interest Only
ITL	Italian Lira
JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MosPrime	Moscow Prime Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
NZD	New Zealand Dollar
OIS	Overnight Index Swap
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PIK	Payment-in-Kind
PLN	Polish Zloty

RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $50,367,369. The aggregate value, $51,218,476, is approximately 1.8% of net assets.
(c)	Indicates a security that has been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,503,339; cash collateral of $103,534,753 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents step coupon bond. Rate shown reflects the rate in effect at January 31, 2015.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(i)	The amount represent fair value of derivative instruments subject to interest rate contract risk exposure as of January 31, 2015.
(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$2,882,739,747

Appreciation	54,677,031
Depreciation	(69,303,301)

Net Unrealized Depreciation	$(14,626,270)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
3,397	5 Year U.S. Treasury Notes	Mar. 2015	$405,537,095	$412,204,719	$6,667,624
56	Euro-Bond	Mar. 2015	9,889,830	10,086,151	196,321

					6,863,945

	Short Positions:
1,535	2 Year U.S. Treasury Notes	Mar. 2015	336,728,469	337,340,234	(611,765)
1,156	10 Year U.S. Treasury Notes	Mar. 2015	150,721,368	151,291,500	(570,132)
228	U.S. Ultra Treasury Bonds	Mar. 2015	39,801,634	40,797,750	(996,116)

					(2,178,013)

					$4,685,932

Cash of $1,630,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at January 31, 2015.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Forward foreign currency exchange contracts outstanding at January 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/16/15	JPMorgan Chase	AUD	2,419	$1,976,380	$1,874,234	$(102,146)
Brazilian Real, Expiring 03/11/15	Barclays Capital Group	BRL	5,915	2,250,550	2,180,915	(69,635)
Expiring 03/11/15	Citigroup Global Markets	BRL	2,961	1,070,900	1,091,584	20,684
British Pound, Expiring 04/28/15	Bank of America	GBP	18,820	28,317,466	28,329,248	11,782
Chinese Renminbi, Expiring 03/16/15	Citigroup Global Markets	CNH	26,241	4,210,000	4,177,726	(32,274)
Expiring 03/16/15	BNP Paribas	CNH	59,917	9,611,635	9,539,329	(72,306)
Expiring 04/08/15	JPMorgan Chase	CNH	12,324	1,966,700	1,957,634	(9,066)
Euro, Expiring 04/28/15	Citigroup Global Markets	EUR	12,417	14,044,700	14,043,195	(1,505)
Expiring 04/28/15	JPMorgan Chase	EUR	12,469	14,067,500	14,101,676	34,176
Hong Kong Dollar, Expiring 04/08/15	Citigroup Global Markets	HKD	10,884	1,403,600	1,403,905	305
Expiring 04/08/15	Citigroup Global Markets	HKD	21,755	2,806,100	2,806,099	(1)
Expiring 04/08/15	Citigroup Global Markets	HKD	32,761	4,224,100	4,225,847	1,747
Expiring 04/08/15	Citigroup Global Markets	HKD	60,597	7,812,933	7,816,340	3,407
Expiring 04/08/15	Citigroup Global Markets	HKD	575,671	74,222,676	74,255,227	32,551
Expiring 04/08/15	Citigroup Global Markets	HKD	575,671	74,222,676	74,255,227	32,551
Expiring 04/08/15	JPMorgan Chase	HKD	141,558	18,251,700	18,259,446	7,746
Indian Rupee, Expiring 02/12/15	UBS AG	INR	176,020	2,804,200	2,835,300	31,100
Expiring 04/24/15	BNP Paribas	INR	713,871	11,452,175	11,323,197	(128,978)

Japanese Yen, Expiring 04/28/15	Barclays Capital Group	JPY	1,982,052	16,843,000	16,896,708	53,708
Mexican Peso, Expiring 04/22/15	JPMorgan Chase	MXN	177,544	12,050,357	11,784,891	(265,466)
New Taiwanese Dollar, Expiring 02/02/15	UBS AG	TWD	149,970	4,954,400	4,758,903	(195,497)
Expiring 02/02/15	UBS AG	TWD	256,756	8,116,200	8,147,492	31,292
Expiring 02/02/15	UBS AG	TWD	798,821	25,391,625	25,348,518	(43,107)
New Zealand Dollar, Expiring 04/16/15	Bank of America	NZD	4,974	3,801,936	3,592,233	(209,703)
Philippine Peso, Expiring 02/12/15	Barclays Capital Group	PHP	278,568	6,190,411	6,314,686	124,275
Expiring 02/12/15	UBS AG	PHP	183,992	4,206,500	4,170,801	(35,699)
Russian Ruble, Expiring 02/09/15	Credit Suisse First Boston Corp.	RUB	9,844	175,877	142,162	(33,715)
South Korean Won, Expiring 03/16/15	Citigroup Global Markets	KRW	4,662,255	4,256,601	4,255,995	(606)
Swiss Franc, Expiring 04/28/15	Deutsche Bank AG	CHF	7,147	8,384,401	7,816,296	(568,105)
Expiring 04/28/15	Deutsche Bank AG	CHF	13,195	15,378,000	14,431,341	(946,659)
Thai Baht, Expiring 03/06/15	Barclays Capital Group	THB	64,588	1,963,300	1,970,087	6,787
Expiring 03/06/15	Barclays Capital Group	THB	74,559	2,248,900	2,274,229	25,329
Turkish Lira, Expiring 04/20/15	Barclays Capital Group	TRY	554	231,793	222,771	(9,022)
Expiring 04/20/15	Citigroup Global Markets	TRY	125	52,885	50,297	(2,588)

				$388,962,177	$386,653,539	$(2,308,638)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/16/15	JPMorgan Chase	AUD	5,435	$4,213,400	$4,210,747	$2,653
Expiring 04/16/15	JPMorgan Chase	AUD	2,489	1,965,000	1,928,428	36,572
Expiring 04/16/15	JPMorgan Chase	AUD	2,412	1,957,200	1,868,329	88,871
Expiring 04/16/15	JPMorgan Chase	AUD	1,299	1,047,982	1,006,354	41,628
Brazilian Real, Expiring 03/11/15	Citigroup Global Markets	BRL	3,807	1,402,900	1,403,616	(716)
Expiring 03/11/15	Citigroup Global Markets	BRL	2,927	1,095,501	1,079,296	16,205
British Pound, Expiring 04/28/15	Citigroup Global Markets	GBP	4,611	6,998,713	6,941,472	57,241
Expiring 04/28/15	Citigroup Global Markets	GBP	2,688	4,073,084	4,045,454	27,630
Expiring 04/28/15	Citigroup Global Markets	GBP	2,626	3,963,816	3,953,481	10,335
Expiring 04/28/15	Citigroup Global Markets	GBP	2,624	3,961,857	3,950,169	11,688
Expiring 04/28/15	JPMorgan Chase	GBP	5,217	7,914,142	7,853,072	61,070
Canadian Dollar, Expiring 04/16/15	Citigroup Global Markets	CAD	9,886	8,236,338	7,772,882	463,456

Chinese Renminbi, Expiring 04/08/15	Citigroup Global Markets	CNH	35,373	5,614,300	5,618,903	(4,603)
Expiring 04/08/15	Deutsche Bank AG	CNH	44,435	7,014,600	7,058,372	(43,772)
Euro, Expiring 04/28/15	Bank of America	EUR	75,625	85,411,999	85,526,179	(114,180)
Expiring 04/28/15	Bank of America	EUR	9,247	10,872,396	10,457,842	414,554
Expiring 04/28/15	Bank of America	EUR	1,224	1,422,798	1,384,411	38,387
Expiring 04/28/15	Deutsche Bank AG	EUR	5,437	6,245,801	6,148,472	97,329
Expiring 04/28/15	JPMorgan Chase	EUR	37,814	42,598,717	42,764,372	(165,655)
Expiring 04/28/15	JPMorgan Chase	EUR	13,359	15,018,130	15,107,644	(89,514)
Expiring 04/28/15	JPMorgan Chase	EUR	3,408	3,967,669	3,854,175	113,494
Expiring 04/28/15	JPMorgan Chase	EUR	3,297	3,799,904	3,728,416	71,488
Hungarian Forint, Expiring 04/22/15	Citigroup Global Markets	HUF	471,650	1,712,764	1,710,899	1,865
Japanese Yen, Expiring 04/28/15	Goldman Sachs & Co.	JPY	5,329,694	45,084,754	45,434,870	(350,116)
Mexican Peso, Expiring 04/22/15	Deutsche Bank AG	MXN	105,243	7,014,600	6,985,760	28,840
New Taiwanese Dollar, Expiring 02/02/15	Citigroup Global Markets	TWD	406,618	13,430,830	12,902,990	527,840
Expiring 02/02/15	Citigroup Global Markets	TWD	342,057	11,220,500	10,854,299	366,201
Expiring 02/02/15	Citigroup Global Markets	TWD	171,138	5,480,800	5,430,624	50,176
Expiring 02/02/15	Citigroup Global Markets	TWD	125,499	4,105,500	3,982,388	123,112
Expiring 02/02/15	Goldman Sachs & Co.	TWD	33,927	1,066,881	1,076,580	(9,699)
Expiring 02/02/15	UBS AG	TWD	126,307	4,113,100	4,008,032	105,068
New Zealand Dollar, Expiring 04/16/15	Bank of America	NZD	3,794	2,807,100	2,739,994	67,106
Expiring 04/16/15	Bank of America	NZD	2,541	1,945,231	1,834,726	110,505
Expiring 04/16/15	BNP Paribas	NZD	3,880	2,808,900	2,802,334	6,566
Expiring 04/16/15	Citigroup Global Markets	NZD	2,649	1,965,000	1,913,042	51,958
Expiring 04/16/15	JPMorgan Chase	NZD	2,950	2,236,800	2,130,546	106,254
Peruvian Nuevo Sol, Expiring 04/10/15	BNP Paribas	PEN	1,320	445,506	426,777	18,729
Polish Zloty, Expiring 04/23/15	JPMorgan Chase	PLN	33,899	9,096,465	9,124,882	(28,417)
Singapore Dollar, Expiring 04/24/15	BNP Paribas	SGD	5,707	4,210,600	4,213,866	(3,266)
Expiring 04/24/15	BNP Paribas	SGD	5,662	4,210,700	4,180,868	29,832
South African Rand, Expiring 04/20/15	Citigroup Global Markets	ZAR	13,052	1,125,400	1,106,765	18,635
Expiring 04/20/15	Toronto Dominion	ZAR	12,484	1,073,080	1,058,598	14,482
South Korean Won, Expiring 03/16/15	Barclays Capital Group	KRW	4,480,127	4,049,100	4,089,738	(40,638)
Swiss Franc, Expiring 04/28/15	Deutsche Bank AG	CHF	7,549	8,440,500	8,256,140	184,360
Expiring 04/28/15	Goldman Sachs & Co.	CHF	44,929	52,527,517	49,139,133	3,388,384
Thai Baht, Expiring 03/06/15	Citigroup Global Markets	THB	135,160	4,074,452	4,122,690	(48,238)
Turkish Lira, Expiring 04/20/15	Barclays Capital Group	TRY	2,681	1,122,900	1,078,416	44,484
Expiring 04/20/15	Citigroup Global Markets	TRY	52,915	22,637,826	21,282,922	1,354,904
Expiring 04/20/15	Deutsche Bank AG	TRY	52,915	22,591,145	21,282,922	1,308,223

				$469,394,198	$460,832,887	$8,561,311

						$6,252,673

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2015.

Cross currency exchange contracts outstanding at January 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
04/28/15	Buy	CHF	19,620	EUR	19,947	$(1,100,508)	Citigroup Global Markets
04/28/15	Buy	CHF	11,988	EUR	12,064	(532,057)	Barclays Capital Group
04/28/15	Buy	EUR	6,038	GBP	4,633	(145,619)	Barclays Capital Group
04/28/15	Buy	EUR	7,507	JPY	1,000,949	(43,466)	JPMorgan Chase
04/28/15	Buy	EUR	12,355	CHF	12,636	153,123	UBS AG
04/28/15	Buy	EUR	12,425	CHF	12,914	(72,884)	Deutsche Bank AG
04/28/15	Buy	EUR	4,966	JPY	665,168	(54,430)	JPMorgan Chase
04/28/15	Buy	GBP	3,689	EUR	4,858	59,261	JPMorgan Chase
04/28/15	Buy	EUR	4,963	CHF	5,186	(58,675)	Deutsche Bank AG
04/28/15	Buy	GBP	2,810	EUR	3,738	2,991	JPMorgan Chase
04/23/15	Buy	PLN	26,107	EUR	6,087	143,470	JPMorgan Chase

						$(1,648,794)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2015.

Currency swap agreements outstanding at January 31, 2015:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements:
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$26,321	$—	$26,321
2,243	3 Month LIBOR	EUR	1,700	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	324,575	—	324,575
602	3 Month LIBOR	JPY	60,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	92,780	—	92,780
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	13,199	—	13,199
1,622	3 Month LIBOR	JPY	158,135	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	277,557	—	277,557
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	82,920	(11,240)	94,160
256	3 Month LIBOR plus 333 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	82,317	(10,063)	92,380
254	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	28,205	—	28,205
121	3 Month LIBOR plus 412 bps	EUR	100	4.500%	Citigroup Global Markets	11/30/15	8,198	(1,140)	9,338
1,079	3 Month LIBOR	EUR	820	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	153,681	—	153,681
707	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	30,387	—	30,387
1,810	3 Month LIBOR	EUR	1,560	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	48,541	—	48,541
64	3 Month LIBOR plus 423 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	23,306	311	22,995
2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	315,791	—	315,791

	43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	252	(4,000)	4,252
	79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	467	(6,770)	7,237
	6,211	3 Month LIBOR	EUR	4,700	3 Month EURIBOR minus 29.75 bps	Deutsche Bank AG	12/31/15	906,410	—	906,410
	9,427	3 Month LIBOR	JPY	961,510	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	1,228,252	—	1,228,252
	4,025	3 Month LIBOR	EUR	3,500	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	68,708	—	68,708
	2,618	3 Month LIBOR	EUR	2,000	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	04/16/15	359,211	—	359,211
	1,070	3 Month LIBOR	CHF	1,000	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(20,751)	—	(20,751)
TRY	40,000	8.68%		19,498	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(2,471,459)	—	(2,471,459)
TRY	59,000	8.69%		28,393	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(3,296,475)	—	(3,296,475)
	1,686	3 Month LIBOR	EUR	1,290	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	230,837	—	230,837
	724	3 Month LIBOR	EUR	550	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	103,359	—	103,359
	800	3 Month LIBOR	CHF	700	3 Month CHF LIBOR minus 13.30 bps	Hong Kong & Shanghai Bank	03/21/16	34,940	—	34,940
	2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	27,934	—	27,934
	1,305	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25.25 bps	JPMorgan Chase	04/11/15	175,474	—	175,474
	1,061	3 Month LIBOR	JPY	105,000	3 Month JPY LIBOR minus 37.00 bps	JPMorgan Chase	04/11/15	167,125	—	167,125
	123	3 Month LIBOR plus 398 bps	EUR	100	4.500%	JPMorgan Chase	11/30/15	9,336	(2,121)	11,457
JPY	4,040,000	3 Month JPY LIBOR minus 42.10 bps		34,223	3 Month LIBOR	JPMorgan Chase	11/28/16	157,733	—	157,733
JPY	1,010,000	3 Month JPY LIBOR minus 43.35 bps		8,574	3 Month LIBOR	JPMorgan Chase	11/26/16	19,075	—	19,075
	3,310	3 Month LIBOR	JPY	400,000	3 Month JPY LIBOR minus 54.25 bps	JPMorgan Chase	10/26/17	(100,902)	—	(100,902)
	34,223	3 Month LIBOR	JPY	4,040,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	(111,960)	—	(111,960)
	8,574	3 Month LIBOR	JPY	1,010,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	13,888	—	13,888

								$(990,768)	$(35,023)	$(955,745)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Interest rate swap agreements outstanding at January 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
MXN	15,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	$(2,192)	$13,747	$15,939
	35,555	06/30/16	0.618%	3 Month LIBOR(1)	239	(51,609)	(51,848)
	112,690	06/30/16	0.655%	3 Month LIBOR(1)	432	(222,764)	(223,196)
	80,000	08/01/16	0.743%	3 Month LIBOR(1)	350	(238,681)	(239,031)
	50,000	08/04/16	0.733%	3 Month LIBOR(1)	275	(141,206)	(141,481)
	460,000	08/06/16	0.677%	3 Month LIBOR(1)	1,300	(892,856)	(894,156)
	900,000	08/07/16	0.689%	3 Month LIBOR(1)	130,834	(1,901,577)	(2,032,411)
	55,800	09/30/16	0.877%	3 Month LIBOR(1)	290	(259,489)	(259,779)
	38,000	10/02/16	0.834%	3 Month LIBOR(1)	245	(148,132)	(148,377)
	61,500	10/07/16	0.805%	3 Month LIBOR(1)	304	(208,052)	(208,356)
	171,500	10/08/16	0.815%	3 Month LIBOR(1)	(431,464)	(603,784)	(172,320)
	43,600	11/10/16	0.739%	6 Month LIBOR(1)	259	(81,543)	(81,802)
EUR	16,000	08/13/17	0.099%	1 Day EUR OIS(1)	12,259	(89,726)	(101,985)
	23,955	12/24/17	1.384%	3 Month LIBOR(1)	2,745	(291,241)	(293,986)
MXN	200,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(52,238)	456,900	509,138
EUR	13,800	08/01/19	0.346%	1 Day EUR OIS(1)	37,237	(280,196)	(317,433)
MXN	125,350	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	(36,472)	144,205	180,677
	48,650	10/01/19	1.934%	3 Month LIBOR(1)	(236,825)	(1,390,603)	(1,153,778)
	34,440	12/02/19	1.639%	6 Month LIBOR(1)	305	(496,997)	(497,302)
CAD	52,050	01/09/20	1.710%	3 Month Canadian Banker’s Acceptance(1)	43,710	(1,222,115)	(1,265,825)
	263,500	05/15/21	2.202%	3 Month LIBOR(1)	1,731	(10,968,292)	(10,970,023)
	2,570	07/31/21	2.290%	3 Month LIBOR(1)	(50,205)	(121,319)	(71,114)
MXN	2,900	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(1,484)	14,472	15,956
	24,000	04/03/23	2.015%	3 Month LIBOR(1)	—	(602,487)	(602,487)
	16,300	06/20/23	2.604%	3 Month LIBOR(1)	248	(1,162,637)	(1,162,885)
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	965	(9,806,552)	(9,807,517)
ZAR	11,500	10/22/23	7.625%	3 Month JIBAR(2)	(37)	49,977	50,014
ZAR	88,600	11/14/23	8.190%	3 Month JIBAR(2)	(44,004)	669,160	713,164
EUR	7,550	08/04/24	1.054%	1 Day EUR OIS(1)	(247,363)	(620,995)	(373,632)
MXN	162,700	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(43,362)	605,268	648,630
	98,000	08/15/24	2.559%	3 Month LIBOR(1)	934	(6,782,816)	(6,783,750)
	56,550	09/09/24	2.558%	6 Month LIBOR(1)	602	(3,908,644)	(3,909,246)
GBP	7,170	11/03/24	1.960%	1 Day GBP OIS(1)	25,677	(906,101)	(931,778)
MXN	124,750	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	(5,864)	231,260	237,124
GBP	5,750	01/08/25	1.325%	1 Day GBP OIS(1)	1,278	(186,420)	(187,698)
ZAR	50,000	01/08/25	7.540%	3 Months JIBAR(2)	(2,182)	154,775	156,957
ZAR	14,200	01/12/25	7.430%	3 Months JIBAR(2)	(497)	34,294	34,791
ZAR	34,200	01/13/25	7.430%	3 Months JIBAR(2)	(1,169)	82,554	83,723
ZAR	85,600	01/13/25	7.440%	3 Months JIBAR(2)	(3,039)	211,899	214,938
EUR	3,400	01/20/25	0.406%	1 Day EUR OIS(1)	(1,093)	(9,764)	(8,671)
AUD	6,500	03/07/29	4.743%	6 Month BBSW(2)	(112,503)	1,085,974	1,198,477
MXN	47,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	165	274,205	274,040
	8,500	02/15/40	3.193%	3 Month LIBOR(1)	197	(1,787,941)	(1,788,138)
	1,300	12/12/42	2.590%	3 Month LIBOR(1)	23	(119,554)	(119,577)
	13,400	08/21/44	3.190%	3 Month LIBOR(1)	385	(3,101,007)	(3,101,392)

					$(1,009,004)	$(44,576,410)	$(43,567,406)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
BRL	2,166	01/01/17	8.330%	1 Day BZDIOVER(2)	$(88,591)	$—	$(88,591)	Citigroup Global Markets
BRL	1,026	01/01/17	9.130%	1 Day BZDIOVER(2)	(27,041)	—	(27,041)	Barclays Capital Group
BRL	73,728	01/02/17	10.580%	1 Day BZDIOVER(2)	(874,053)	—	(874,053)	Hong Kong & Shanghai Bank
	100,250	11/30/17	1.170%	3 Month LIBOR(1)	(791,474)	—	(791,474)	Credit Suisse First Boston Corp.
BRL	63,579	01/01/18	11.770%	1 Day BZDIOVER(2)	(179,059)	—	(179,059)	Deutsche Bank AG
MXN	143,100	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	509,421	—	509,421	Credit Suisse First Boston Corp.
MXN	173,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	387,500	—	387,500	Deutsche Bank AG
	23,800	01/24/20	1.348%	3 Month LIBOR(1)	(1,997)	—	(1,997)	Credit Suisse First Boston Corp.
	50,000	02/25/20	1.478%	3 Month LIBOR(1)	(577,916)	—	(577,916)	Bank of America
BRL	26,447	01/01/21	11.300%	1 Day BZDIOVER(2)	(201,681)	—	(201,681)	Barclays Capital Group
BRL	20,873	01/01/21	12.640%	1 Day BZDIOVER(2)	633,409	—	633,409	Deutsche Bank AG
MXN	164,100	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(158,048)	—	(158,048)	Barclays Capital Group
RUB	50,600	05/20/23	7.250%	3 Month MosPrime(2)	(252,597)	—	(252,597)	Credit Suisse First Boston Corp.
MXN	98,000	10/20/23	6.540%	28 Day Mexican Interbank Rate(2)	585,096	—	585,096	Deutsche Bank AG
MXN	6,100	10/20/23	6.550%	28 Day Mexican Interbank Rate(2)	36,728	—	36,728	Citigroup Global Markets
AUD	360	12/19/32	4.423%	6 Month BBSW(2)	55,729	—	55,729	Barclays Capital Group
AUD	450	12/20/32	4.420%	6 Month BBSW(2)	69,375	—	69,375	Citigroup Global Markets
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	262,425	—	262,425	Hong Kong & Shanghai Bank

					$(612,774)	$—	$(612,774)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Credit default swap agreements outstanding at January 31, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(5)
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	435,000	$(7,746,407)	$(6,902,617)	$843,789

Exchange-traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V6	12/20/16	5.000%	76,000	6,122,777	3,243,775	(2,879,002)
CDX.NA.HY.18.V3	06/20/17	5.000%	14,700	1,351,799	789,397	(562,402)
CDX.NA.HY.23.V1	12/20/19	5.000%	73,800	4,870,888	4,069,560	(801,328)

				$12,345,464	$8,102,732	$(4,242,732)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V6	12/20/16	5.000%	6,175	$296,958	$282,163	$14,795	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	8,788	422,595	379,571	43,024	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	3,325	159,901	139,465	20,436	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V6	12/20/16	5.000%	5,463	262,694	239,364	23,330	Deutsche Bank AG
CDX.NA.HY.18.V3	06/20/17	5.000%	980	58,893	(76,494)	135,387	Citigroup Global Markets
CDX.NA.HY.18.V3	06/20/17	5.000%	2,940	176,680	(78,808)	255,488	Citigroup Global Markets
CDX.NA.HY.18.V3	06/20/17	5.000%	1,960	117,787	(40,289)	158,076	Goldman Sachs & Co.

				$1,495,508	$844,972	$650,536

Total return swap agreements outstanding at January 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
Morgan Stanley	03/20/2015	12,500	Pay fixed payments on the IBOXXUSLHY Index and receive variable payments based on the 3 Month LIBOR	$—	$—	$—

Cash of $25,298,947 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at January 31, 2015.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contacts risk exposure as of January 31, 2015.
(6)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$4,931,636	$—
Collateralized Loan Obligations	—	326,502,001	—
Non-Residential Mortgage-Backed Securities	—	16,563,901	—
Residential Mortgage-Backed Securities	—	260,563,367	25,889,310
Bank Loans	—	140,835,098	3,262,519
Commercial Mortgage-Backed Securities	—	296,566,960	3,034,631
Corporate Bonds	—	1,215,975,038	8,360,762
Mortgage-Backed Securities	—	13,844,011	—
Municipal Bonds	—	14,689,185	—
Non-Corporate Foreign Agencies	—	57,778,717	—
Sovereign Bonds	—	208,404,711	—
U.S. Treasury Obligations	—	48,698,666	—
Affiliated Money Market Mutual Fund	220,317,976	—	—
Options Purchased	1,894,988	—	—
Options Written	(1,138,019)	—	—
Other Financial Instruments*
Futures Contracts	4,685,932	—	—
Forward Foreign Currency Exchange Contracts	—	6,252,673	—
Cross Currency Exchange Contracts	—	(1,648,794)	—
Currency Swap Agreements	—	(990,768)	—
Exchange-traded interest rate swaps	—	(43,567,406)	—
Over-the-counter interest rate swaps	—	(612,774)	—
Exchange-traded credit default swaps	—	(3,398,943)	—
Over-the-counter credit default swaps	—	1,495,508	—
Total Return Swap Agreement	—	—	—

Total	$225,760,877	$2,562,882,787	$40,547,222

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of 10/31/14	$55,400,127	$3,949,600	$—	$8,352,285
Realized gain (loss)	—	(730)	—	4,460
Change in unrealized appreciation (depreciation)**	103,997	(193,028)	—	90,498
Purchases	25,784,177	—	3,034,631	—
Sales	—	(500,995)	—	(89,612)
Accrued discount/premium	1,136	955	—	3,131
Transfer into Level 3	—	3,437,067	—	—
Transfer out of Level 3	(55,400,127)	(3,430,350)	—	—

Balance as of 01/31/15	$25,889,310	$3,262,519	$3,034,631	$8,360,762

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, ($1,467) was relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, 4 Asset-Backed Securities and 1 Bank Loan transferred out of Level 3 as a result of being valued by an independent pricing vendor and 3 Bank Loans transferred into Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential International Real Estate Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS
Australia — 11.4%
Dexus Property Group, REIT	77,900	$465,225
Federation Centres, REIT	73,625	172,687
Goodman Group, REIT	89,290	423,292
Investa Office Fund, REIT	69,325	207,329
Lend Lease Group	10,866	140,059
Mirvac Group, REIT	225,700	337,586
Novion Property Group Ltd., REIT	138,775	249,017
Scentre Group, REIT*	171,330	503,416
Stockland, REIT	55,975	189,844
Westfield Corp., REIT	137,475	1,048,684

		3,737,139

Austria — 0.8%
CA Immobilien Anlagen AG*	12,542	254,018

Canada — 6.1%
Boardwalk Real Estate Investment Trust, REIT	12,302	593,753
Brookfield Canada Office Properties, REIT	5,088	115,718
Canadian Apartment Properties, REIT	19,684	441,019
Chartwell Retirement Residences	28,470	283,199
RioCan Real Estate Investment Trust, REIT	24,629	570,613

		2,004,302

France — 7.4%
Fonciere des Regions, REIT	2,569	263,157
ICADE, REIT	1,435	125,252
Klepierre, REIT	8,940	420,674
Unibail-Rodamco SE, REIT	5,681	1,600,098

		2,409,181

Germany — 4.8%
Alstria Office REIT-AG, REIT*	13,848	177,195
Deutsche Annington Immobilien SE	7,203	250,171
Deutsche Wohnen AG	12,500	324,703
GAGFAH SA*	15,914	354,619
LEG Immobilien AG*	3,741	286,452
TLG Immobilien AG*	5,497	85,751
Westgrund AG*	13,972	71,521

		1,550,412

Hong Kong — 14.9%
Hang Lung Properties Ltd.	42,000	123,493
Henderson Land Development Co. Ltd.	87,890	626,552
Hongkong Land Holdings Ltd.	53,000	392,730
Hysan Development Co. Ltd.	12,000	57,998
Kerry Properties Ltd.	56,500	199,647
Link REIT (The), REIT	103,000	696,764
Shimao Property Holdings Ltd.	80,000	167,920
Sino Land Co. Ltd.	248,400	415,399
Sun Hung Kai Properties Ltd.	85,000	1,383,147
Swire Properties Ltd.	11,000	35,315
Wharf Holdings Ltd. (The)	95,000	769,617

		4,868,582

Ireland — 0.7%
Green REIT PLC, REIT*	68,454	102,879
Hibernia REIT PLC, REIT	99,069	124,709

		227,588

Japan — 25.4%
Activia Properties, Inc., REIT	46	411,473
AEON REIT Investment Corp., REIT	181	247,680
Daito Trust Construction Co. Ltd.	2,500	278,287
Daiwa House Industry Co. Ltd.	10,200	187,839
Daiwa House REIT Investment Corp., REIT	71	344,152
GLP J-REIT, REIT	120	136,305
Japan Excellent, Inc., REIT	246	315,502
Japan Retail Fund Investment Corp., REIT	157	340,078
Mitsubishi Estate Co. Ltd.	77,000	1,549,299
Mitsui Fudosan Co. Ltd.	66,000	1,668,587
Nippon Building Fund, Inc., REIT	118	580,619
Nippon Prologis REIT, Inc., REIT	71	167,166
Nomura Real Estate Master Fund, Inc., REIT	333	417,450
NTT Urban Development Corp.	16,900	162,142
Sumitomo Realty & Development Co. Ltd.	26,000	829,325
Tokyo Tatemono Co. Ltd.	28,000	189,033
Tokyu Fudosan Holdings Corp.	28,000	173,546
United Urban Investment Corp., REIT	178	284,936

		8,283,419

Netherlands — 1.6%
Atrium European Real Estate Ltd.*	5,302	24,744
Eurocommercial Properties NV	4,659	207,366
Wereldhave NV, REIT	4,118	296,291

		528,401

Singapore — 6.2%
Ascendas Real Estate Investment Trust, REIT	130,000	236,399
Cache Logistics Trust, REIT	199,000	174,098
CapitaLand Ltd.	122,000	313,122
Keppel DC, REIT*	70,000	53,297
Keppel REIT, REIT	356,250	325,228
Mapletree Commercial Trust, REIT	334,000	374,015
Mapletree Industrial Trust, REIT	121,880	137,651
Suntec Real Estate Investment Trust, REIT	306,000	424,523

		2,038,333

Sweden — 1.7%
Atrium Ljungberg AB (Class B Stock)	10,513	158,568
Fabege AB	15,765	215,201
Hufvudstaden AB (Class A Stock)	12,600	165,041

		538,810

Switzerland — 1.0%
PSP Swiss Property AG*	3,101	320,092

United Kingdom — 12.5%
Big Yellow Group PLC, REIT	18,305	168,073
British Land Co. PLC, REIT	64,205	800,120
Capital & Counties Properties PLC	46,160	266,765
Derwent London PLC, REIT	5,642	275,705
Great Portland Estates PLC, REIT	30,374	358,291
Hammerson PLC, REIT	55,566	574,987
Land Securities Group PLC, REIT	49,416	947,108
SEGRO, REIT	64,131	397,142
Shaftesbury PLC, REIT	19,523	228,358
Tritax Big Box REIT PLC, REIT	33,087	54,695

		4,071,244

TOTAL LONG-TERM INVESTMENTS (cost $27,347,414)		30,831,521

SHORT-TERM INVESTMENT — 5.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,771,786)(a)	1,771,786	1,771,786

TOTAL INVESTMENTS — 99.9% (cost $29,119,200)(b)		32,603,307
Other assets in excess of liabilities — 0.1%		39,883

NET ASSETS — 100.0%		$32,643,190

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$30,049,714

Appreciation	3,001,471
Depreciation	(447,878)

Net Unrealized Appreciation	$2,553,593

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$3,737,139	$—
Austria	—	254,018	—
Canada	2,004,302	—	—
France	—	2,409,181	—
Germany	511,891	1,038,521	—
Hong Kong	392,730	4,475,852	—
Ireland	227,588	—	—
Japan	—	8,283,419	—
Netherlands	24,744	503,657	—
Singapore	614,924	1,423,409	—
Sweden	158,568	380,242	—
Switzerland	—	320,092	—
United Kingdom	54,695	4,016,549	—
Affiliated Money Market Mutual Fund	1,771,786	—	—

Total	$5,761,228	$26,842,079	$—

Fair Value of Level 2 investments at October 31, 2014 were $25,163,708. Such fair values are used to reflect the impact of significant market movements between the time at which the Fund normally values its securities and the earlier closing of foreign markets. An amount of $564,365 was transferred from Level 2 into Level 1 at January 31, 2015 as a result of fair valuing such foreign securities using third party vendor modeling tools.

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2015 was as follows:

Diversified Real Estate Activities	25.9%
Retail REITs	21.4
Diversified REIT’s	16.4
Real Estate Operating Companies	10.5
Office REIT’s	8.6
Affiliated Money Market Mutual Fund	5.4
Industrial REIT’s	5.2
Residential REITs	3.1
Real Estate Development	1.8
Health Care REITs	0.9
Specialized REITs	0.7

99.9
Other assets in excess of liabilities	0.1

100.0%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
CONSUMER DISCRETIONARY — 12.7%
Auto Components — 0.6%
Johnson Controls, Inc.	21,600	$1,003,752

Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc.*	1,200	851,808
DineEquity, Inc.	700	74,725
Jack in the Box, Inc.	3,600	305,244
Marriott Vacations Worldwide Corp.	1,700	130,050
McDonald’s Corp.	16,600	1,534,504
Sonic Corp.	4,200	127,134

		3,023,465

Household Durables — 0.8%
Whirlpool Corp.	7,200	1,433,376

Leisure Products — 0.6%
Polaris Industries, Inc.	8,000	1,156,720

Media — 3.3%
Comcast Corp. (Class A Stock)	15,600	829,062
DIRECTV*	3,300	281,424
Discovery Communications, Inc. (Class C Stock)*	17,800	496,264
Time Warner, Inc.	15,300	1,192,329
Twenty-First Century Fox, Inc. (Class A Stock)	51,100	1,694,476
Viacom, Inc. (Class B Stock)	15,500	998,510
Walt Disney Co. (The)	3,460	314,722

		5,806,787

Multiline Retail — 1.4%
Dollar Tree, Inc.*	14,500	1,030,950
Macy’s, Inc.(a)	2,100	134,148
Target Corp.	17,900	1,317,619

		2,482,717

Specialty Retail — 3.8%
Best Buy Co., Inc.	34,200	1,203,840
DSW, Inc. (Class A Stock)	16,600	590,296
Home Depot, Inc. (The)	8,500	887,570
L. Brands, Inc.	6,500	550,095
Murphy USA, Inc.*	2,100	146,601
Ross Stores, Inc.	15,300	1,403,163
TJX Cos., Inc. (The)	24,900	1,641,906
Ulta Salon Cosmetics & Fragrance, Inc.*	1,900	250,686

		6,674,157

Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings Ltd.*	3,700	261,923
NIKE, Inc. (Class B Stock)	6,000	553,500

		815,423

CONSUMER STAPLES — 9.4%
Beverages — 2.6%
Coca-Cola Co. (The)	33,100	1,362,727
Monster Beverage Corp.*	8,900	1,040,855
PepsiCo, Inc.	23,594	2,212,645

		4,616,227

Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	7,000	1,000,930
CVS Health Corp.	24,200	2,375,472
Kroger Co. (The)	18,200	1,256,710
Wal-Mart Stores, Inc.	26,470	2,249,421

		6,882,533

Food Products — 1.4%
Archer-Daniels-Midland Co.	23,938	1,116,229
Cal-Maine Foods, Inc.(a)	4,200	147,210
Tyson Foods, Inc. (Class A Stock)	28,400	1,108,736

		2,372,175

Household Products — 0.5%
Colgate-Palmolive Co.	6,300	425,376
Procter & Gamble Co. (The)	5,664	477,418

		902,794

Tobacco — 1.0%
Altria Group, Inc.	17,100	908,010
Philip Morris International, Inc.	8,900	714,136
Reynolds American, Inc.	2,000	135,900

		1,758,046

ENERGY — 6.8%
Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc.	13,800	394,404

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	5,284	541,769
ConocoPhillips	6,000	377,880
EP Energy Corp. (Class A Stock)*(a)	9,100	94,185
Exxon Mobil Corp.	50,274	4,394,953
HollyFrontier Corp.	16,000	574,720
Marathon Oil Corp.	27,100	720,860
Marathon Petroleum Corp.	14,450	1,337,925
ONEOK, Inc.	21,600	951,048
Phillips 66	18,450	1,297,404
Tesoro Corp.	9,800	800,954
World Fuel Services Corp.	5,800	284,026

		11,375,724

FINANCIALS — 14.3%
Banks — 5.5%
Bank of America Corp.	51,668	782,770
Citigroup, Inc.	18,870	885,946
JPMorgan Chase & Co.	54,000	2,936,520
KeyCorp	47,400	615,726
Regions Financial Corp.	58,300	507,210
U.S. Bancorp	8,391	351,667
Wells Fargo & Co.	67,964	3,528,691

		9,608,530

Capital Markets — 2.2%
BlackRock, Inc.	4,800	1,634,448
Goldman Sachs Group, Inc. (The)	10,400	1,793,064
State Street Corp.	4,400	314,644
Waddell & Reed Financial, Inc. (Class A Stock)	2,100	93,891

		3,836,047

Consumer Finance — 1.2%
Discover Financial Services	23,400	1,272,492
Nelnet, Inc. (Class A Stock)	12,600	551,124
Synchrony Financial*(a)	8,700	268,482

		2,092,098

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	9,400	1,352,754

Insurance — 1.3%
Lincoln National Corp.	3,700	184,926
MetLife, Inc.	17,000	790,500
Travelers Cos., Inc. (The)	3,300	339,306
Unum Group	24,000	745,440
XL Group PLC (Ireland)	8,500	293,165

		2,353,337

Real Estate Investment Trusts (REITs) — 2.3%
Annaly Capital Management, Inc.	28,400	299,904
Chambers Street Properties	17,700	149,565
Chimera Investment Corp.	17,400	54,636
Crown Castle International Corp.	13,400	1,159,234
Franklin Street Properties Corp.	6,700	86,296
Hospitality Properties Trust	13,700	446,483
Host Hotels & Resorts, Inc.	17,200	393,708
RLJ Lodging Trust	3,400	115,838
Simon Property Group, Inc.	6,400	1,271,424

		3,977,088

Real Estate Management & Development — 1.0%
CBRE Group, Inc. (Class A Stock)*	28,800	931,392
Jones Lang LaSalle, Inc.	6,100	897,188

		1,828,580

HEALTH CARE — 16.2%
Biotechnology — 4.6%
Alexion Pharmaceuticals, Inc.*	2,100	384,804
Amgen, Inc.	14,900	2,268,674
Biogen Idec, Inc.*	5,700	2,218,212
Celgene Corp.*	18,700	2,228,292
Gilead Sciences, Inc.*	9,000	943,470

		8,043,452

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	23,500	1,051,860
C.R. Bard, Inc.	3,700	632,811
Medtronic PLC	15,869	1,133,047

		2,817,718

Health Care Providers & Services — 3.9%
Aetna, Inc.	17,300	1,588,486
Anthem, Inc.	10,400	1,403,584
Cigna Corp.	5,500	587,565
Express Scripts Holding Co.*	4,500	363,195
HCA Holdings, Inc.*	3,200	226,560
UnitedHealth Group, Inc.	21,300	2,263,125
Universal Health Services, Inc. (Class B Stock)	4,100	420,373

		6,852,888

Health Care Technology — 0.1%
Cerner Corp.*	2,200	145,970

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	11,500	1,439,915

Pharmaceuticals — 5.2%
AbbVie, Inc.	28,500	1,719,975
Allergan, Inc.	2,800	613,928
Bristol-Myers Squibb Co.	3,700	222,999
Eli Lilly & Co.	4,700	338,400
Jazz Pharmaceuticals PLC*	1,200	203,208
Johnson & Johnson	13,799	1,381,832
Merck & Co., Inc.	18,400	1,109,152
Mylan, Inc.*	8,300	441,145
Pfizer, Inc.	99,134	3,097,937

		9,128,576

INDUSTRIALS — 11.0%
Aerospace & Defense — 3.7%
Alliant Techsystems, Inc.	3,700	482,147
Exelis, Inc.	13,700	234,407
General Dynamics Corp.	12,000	1,598,520
Huntington Ingalls Industries, Inc.	1,000	116,600
L-3 Communications Holdings, Inc.	2,500	307,800
Lockheed Martin Corp.	3,200	602,784
Northrop Grumman Corp.	10,300	1,616,585
Raytheon Co.	9,700	970,485
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	9,000	405,360
Teledyne Technologies, Inc.*	1,500	142,560

		6,477,248

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	2,600	185,172
FedEx Corp.	8,200	1,386,702

		1,571,874

Airlines — 1.6%
Southwest Airlines Co.	30,600	1,382,508
Spirit Airlines, Inc.*	3,400	252,076
United Continental Holdings, Inc.*	18,000	1,248,660

		2,883,244

Building Products — 0.2%
Allegion PLC	2,700	145,827
AO Smith Corp.	2,300	136,643

		282,470

Electrical Equipment — 1.0%
Acuity Brands, Inc.	1,400	209,846
Babcock & Wilcox Co. (The)	6,400	174,272
Eaton Corp. PLC	12,400	782,316
Emerson Electric Co.	12,000	683,280

		1,849,714

Industrial Conglomerates — 0.9%
Carlisle Cos., Inc.	4,300	385,624
General Electric Co.	47,200	1,127,608

		1,513,232

Machinery — 0.4%
Oshkosh Corp.	17,200	737,020

Road & Rail — 2.3%
AMERCO	700	200,277
CSX Corp.	13,200	439,560
Norfolk Southern Corp.	11,600	1,182,852
Union Pacific Corp.	19,100	2,238,711

		4,061,400

INFORMATION TECHNOLOGY — 20.6%
Communications Equipment — 1.3%
Cisco Systems, Inc.	85,650	2,258,162

Electronic Equipment, Instruments & Components — 0.2%
Ingram Micro, Inc. (Class A Stock)*	5,400	135,972
Jabil Circuit, Inc.	13,000	267,930

		403,902

Internet Software & Services — 2.9%
Akamai Technologies, Inc.*	20,700	1,203,809
Facebook, Inc. (Class A Stock)*	3,700	280,867
Google, Inc. (Class A Stock)*	2,670	1,435,258
Google, Inc. (Class C Stock)*	4,170	2,228,948

		5,148,882

IT Services — 2.2%
International Business Machines Corp.	7,470	1,145,226
MasterCard, Inc. (Class A Stock)	9,800	803,894
Visa, Inc. (Class A Stock)(a)	7,400	1,886,334

		3,835,454

Semiconductors & Semiconductor Equipment — 3.0%
Avago Technologies Ltd. (Singapore)	8,400	864,192
Broadcom Corp. (Class A Stock)	14,900	632,282
Intel Corp.	46,700	1,542,968
Marvell Technology Group Ltd.	45,200	700,148
Skyworks Solutions, Inc.	2,300	191,015
Texas Instruments, Inc.	26,900	1,437,805

		5,368,410

Software — 4.9%
Intuit, Inc.	12,100	1,050,522
Manhattan Associates, Inc.*	6,800	303,552
Microsoft Corp.	101,600	4,104,640
Oracle Corp.	60,300	2,525,967
Symantec Corp.	25,300	626,681

		8,611,362

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	65,520	7,676,323
EMC Corp.	44,900	1,164,257
Hewlett-Packard Co.	50,000	1,806,500

		10,647,080

MATERIALS — 3.2%
Chemicals — 2.5%
Cabot Corp.	2,800	118,748
Celanese Corp. (Class A Stock)	8,000	430,080
Eastman Chemical Co.	6,200	439,518
LyondellBasell Industries NV (Class A Stock)	15,500	1,225,895
PPG Industries, Inc.	3,200	713,216
Sherwin-Williams Co. (The)	3,400	922,318
Westlake Chemical Corp.	10,500	601,755

		4,451,530

Metals & Mining — 0.7%
Alcoa, Inc.	72,900	1,140,885
Century Aluminum Co.*	4,900	113,239

		1,254,124

TELECOMMUNICATIONS SERVICES — 1.1%
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	29,668	976,671
Verizon Communications, Inc.	20,300	927,913

		1,904,584

UTILITIES — 2.9%
Electric Utilities — 1.2%
Entergy Corp.	8,500	743,835
PPL Corp.	31,200	1,107,600
Southern Co. (The)	3,800	192,736

		2,044,171

Gas Utilities — 0.5%
AGL Resources, Inc.	14,000	789,320
Questar Corp.	5,500	142,725

		932,045

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	31,500	384,930

Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	13,100	302,479
Consolidated Edison, Inc.	3,000	207,840
Public Service Enterprise Group, Inc.	26,100	1,113,948
Vectren Corp.	3,600	172,512

		1,796,779

TOTAL LONG-TERM INVESTMENTS (cost $108,434,697)		172,592,870

SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,762,951; includes $2,495,095 of cash collateral for securities on loan)(b)(c)	6,762,951	6,762,951

	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill, 0.070%, 06/18/15(d)(e)	25	24,997
U.S. Treasury Bill, 0.050%, 03/19/15(d)(e)	200	199,998

TOTAL U.S. TREASURY OBLIGATIONS (cost $224,982)		224,995

TOTAL SHORT-TERM INVESTMENTS (cost $6,987,933)		6,987,946

TOTAL INVESTMENTS — 102.2% (cost $115,422,630)(f)		179,580,816
Liabilities in excess of other assets(g) — (2.2)%		(3,846,964)

NET ASSETS — 100.0%		$175,733,852

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,488,415; cash collateral of $2,495,095 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$115,485,048

Appreciation	64,697,414
Depreciation	(601,646)

Net Unrealized Appreciation	$64,095,768

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation(1)(2)
	Long Position:
33	S&P 500 E-Mini	Mar. 2015	$3,279,820	$3,280,860	$1,040

(1)	A U.S. Treasury obligation with a market value of $224,995 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at January 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$22,396,397	$—	$—
Consumer Staples	16,531,775	—	—
Energy	11,770,128	—	—
Financials	25,048,434	—	—
Health Care	28,428,519	—	—
Industrials	19,376,202	—	—
Information Technology	36,273,252	—	—
Materials	5,705,654	—	—
Telecommunications Services	1,904,584	—	—
Utilities	5,157,925	—	—
Affiliated Money Market Mutual Fund	6,762,951	—	—
U.S. Treasury Obligations	—	224,995	—
Other Financial Instruments*
Futures Contracts	1,040	—	—

Total	$179,356,861	$224,995	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Prudential Select Real Estate Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Diversified Real Estate Activities — 14.7%
Mitsubishi Estate Co. Ltd. (Japan)	4,610	$92,757
Mitsui Fudosan Co. Ltd. (Japan)	10,470	264,698
Sun Hung Kai Properties Ltd. (Hong Kong)	16,770	272,887
Westgrund AG (Germany)*	11,000	56,307
Wharf Holdings Ltd. (The) (Hong Kong)	13,670	110,744

		797,393

Diversified REITs — 23.3%
Activia Properties, Inc., REIT (Japan)	11	98,396
British Land Co. PLC (The) (United Kingdom)	6,300	78,510
Empire State Realty Trust, Inc. (Class A Stock)	11,500	209,300
First Potomac Realty Trust	11,550	147,840
Green REIT PLC (Ireland)*	46,580	70,005
Hibernia REIT PLC (Ireland)	37,142	46,755
Lexington Realty Trust	10,100	115,241
Nomura Real Estate Master Fund, Inc., REIT (Japan)	148	185,533
Spirit Realty Capital, Inc.	9,500	122,170
STORE Capital Corp., REIT	5,000	114,800
Suntec Real Estate Investment Trust (Singapore)	52,950	73,459

		1,262,009

Health Care Facilities — 1.4%
Brookdale Senior Living, Inc.*	2,200	74,250

Health Care REITs — 5.0%
Healthcare Trust of America, Inc. (Class A Stock)	2,800	82,488
Medical Properties Trust, Inc.	3,829	58,852
Physicians Realty Trust	7,430	131,065

		272,405

Hotel & Resort REITs — 5.1%
Chatham Lodging Trust	1,542	48,002
Chesapeake Lodging Trust	2,261	83,024
Strategic Hotels & Resorts, Inc.*	10,890	146,144

		277,170

Hotels, Resorts & Cruise Lines — 5.0%
Hilton Worldwide Holdings, Inc.*	5,210	135,304
Starwood Hotels & Resorts Worldwide, Inc.	1,900	136,743

		272,047

Industrial REITs — 2.7%
First Industrial Realty Trust, Inc.	4,470	97,133
Mapletree Industrial Trust (Singapore)	44,000	49,694

		146,827

Office REITs — 15.1%
Alstria Office REIT-AG (Germany)*	5,902	75,520
Brookfield Canada Office Properties (Canada)	4,100	93,248
Columbia Property Trust, Inc.	6,010	147,065
Dexus Property Group, REIT (Australia)	12,000	71,665
Great Portland Estates PLC (United Kingdom)	9,470	111,708
Hudson Pacific Properties, Inc.	4,173	134,996
Keppel REIT (Singapore)	117,930	107,661
Piedmont Office Realty Trust, Inc. REIT (Class A Stock)	4,000	78,120

		819,983

Real Estate Operating Companies — 4.7%
Hongkong Land Holdings Ltd. (Hong Kong)	21,650	160,426

NTT Urban Development Corp. (Japan)	3,600	34,539
TLG Immobilien AG (Germany)*	3,674	57,313

		252,278

Residential REITs — 6.0%
Camden Property Trust	2,330	179,527
Post Properties, Inc.	2,400	145,800

		325,327

Retail REITs — 12.3%
Cedar Realty Trust, Inc.	9,211	73,320
General Growth Properties, Inc.	2,140	64,585
Hammerson PLC (United Kingdom)	8,200	84,852
Mapletree Commercial Trust, REIT (Singapore)	60,000	67,188
Simon Property Group, Inc.	910	180,781
Taubman Centers, Inc.	2,390	195,860

		666,586

Specialized REITs — 1.0%
Big Yellow Group PLC (United Kingdom)	6,000	55,091

TOTAL LONG-TERM INVESTMENTS (cost $5,007,992)		5,221,366

SHORT-TERM INVESTMENT — 4.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $252,768)(a)	252,768	252,768

TOTAL INVESTMENTS — 100.9% (cost $5,260,760)(b)		5,474,134
Liabilities in excess of other assets — (0.9)%		(51,140)

NET ASSETS — 100.0%		$5,422,994

The following abbreviation is used in the portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$5,263,134

Appreciation	368,746
Depreciation	(157,746)

Net Unrealized Appreciation	$211,000

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$56,307	$741,086	$—
Diversified REITs	826,111	435,898	—
Health Care Facilities	74,250	—	—
Health Care REITs	272,405	—	—
Hotel & Resort REITs	277,170	—	—
Hotels, Resorts & Cruise Lines	272,047	—	—
Industrial REITs	97,133	49,694	—
Office REITs	561,090	258,893	—
Real Estate Operating Companies	217,739	34,539	—
Residential REITs	325,327	—	—
Retail REITs	514,546	152,040	—
Specialized REITs	—	55,091	—
Affiliated Money Market Mutual Fund	252,768	—	—

Total	$3,746,893	$1,727,241	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 20, 2015

*	Print the name and title of each signing officer under his or her signature.